As filed with the Securities and Exchange Commission on January 18, 2005.

                                                           File Nos. 333-_______
                                                                     811-08228

                      US SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
         Pre-Effective Amendment No. _____                    [ ]
         Post-Effective Amendment No. ____                    [ ]

                                  TIMOTHY PLAN
                                  ------------
                (Name of Registrant as Specified in Its Charter)

                                  800-846-7526
                                  ------------
                  (Registrant's Area Code and Telephone Number)

                1304 WEST FAIRBANKS AVENUE, WINTER PARK, FL 32789
                -------------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip)

                               TERRY COVERT, ESQ.
                1304 WEST FAIRBANKS AVENUE, WINTER PARK, FL 32789
                -------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                              MERRILL STEINER, ESQ.
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                           PHILADELPHIA, PA 19103-7098

                              DAVID D. JONES, ESQ.
                           DAVID JONES & ASSOC., P.C.
                            395 SAWDUST ROAD, # 2148
                             THE WOODLANDS, TX 77380

Title of Securities being Registered: Class A shares of beneficial interest of the Timothy Plan Large/Mid-Cap Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on February 17, 2005 pursuant to Rule 488.

                           NOAH FUND EQUITY PORTFOLIO
                        IMPORTANT SHAREHOLDER INFORMATION

Dear Shareholder:

The enclosed materials are for a Special Meeting (the "Meeting") of the shareholders of the NOAH FUND Equity Portfolio (the "NOAH Fund") a separate series of The NOAH Investment Group, Inc. ("NOAH"), which will be held at the offices of Citco Mutual Fund Services, Inc.,("CMFS") NOAH's Administrator, on Tuesday, March 15, 2005 at 10:00 a.m., Eastern Time. They discuss the proposal to be voted on at the Meeting and contain your Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, your ballot to vote on the issue(s) presented.

This Meeting is very important. The Directors of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization (the "Reorganization Plan") pursuant to which the NOAH Fund would be reorganized into the Timothy Plan Large/Mid-Cap Growth Fund (the "TIMOTHY Fund"), an existing series of the Timothy Plan ("TIMOTHY"). If the NOAH Fund shareholders approve the Reorganization Plan, you will receive shares of the TIMOTHY Fund equal in value to your shares in the NOAH Fund. You will then no longer be a shareholder in the NOAH Fund, and you will instead be a shareholder in the TIMOTHY Fund. The NOAH Fund will cease to exist after the reorganization is complete.

The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

You must sign and return your proxy in order for us to count your vote. If you fill out and sign your proxy, we will vote it exactly as you have indicated. If you simply sign and return the proxy card, we will vote in accordance with the NOAH Board of Directors' recommendations. You may vote by completing and returning the enclosed proxy card in the envelope provided, or you may vote by facsimile, at your convenience.

Your vote is important regardless of the number of shares you own. In order to avoid the added cost of follow-up solicitations and possible adjournments, please take the time to read the enclosed Prospectus/Proxy Statement and cast your vote. It is important that your vote be received no later than 5 p.m. Eastern Time on March 14, 2005.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

                  By Order of the Board of Directors

                  /s/ William L. Van Alen, Jr., Esq.
                  ----------------------------------
                  WILLIAM L. VAN ALEN, JR., ESQ.
                  President
                  The NOAH Investment Group, Inc.


                  February 17, 2005

                           NOAH FUND EQUITY PORTFOLIO
                              A SEPARATE SERIES OF
                         THE NOAH INVESTMENT GROUP, INC.
                               975 DELCHESTER ROAD
                                NEWTON, PA 19073
--------------------------------------------------------------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 15, 2005

--------------------------------------------------------------------------------

To the Shareholders:

Notice is hereby given that the NOAH Investment Group, Inc. ("NOAH") will hold a special meeting of the shareholders of the NOAH FUND Equity Portfolio (the "NOAH Fund") at the offices of Citco Mutual Fund Services, Inc. ("CMFS"), administrator to NOAH, located at 83 General Warren Blvd., Suite 200, Malvern, PA 19355, on March 15, 2005, at 10:00 a.m., Eastern Time, as may be adjourned from time to time (the "Meeting"), for the following purposes:

(1) To approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Plan") between the NOAH Fund and the Timothy Plan Large/Mid-Cap Growth Fund (the "TIMOTHY Fund") that provides for (i) the acquisition of substantially all of the assets of the NOAH Fund by the TIMOTHY Fund in exchange for Class A shares of the TIMOTHY Fund, (ii) the distribution of such shares to the shareholders of the NOAH Fund, and
      (iii) the complete liquidation of the NOAH Fund; and

(2)   To transact such other business as may properly come before the Meeting.

The matters referred to above are discussed in detail in the prospectus/proxy statement enclosed with this notice. A copy of the Reorganization Plan is attached to this prospectus/proxy statement as Exhibit 1 and describes the proposed transactions in more detail.

NOAH's Board of Directors has fixed the close of business on January 15, 2005 as the record date for determining shareholders entitled to notice of and to vote at the Meeting. Each share of the NOAH Fund is entitled to one vote, and a proportionate fractional vote for each fractional share held with respect to each proposal. If you have returned a proxy card and are present at the Meeting, you may change the vote specified in your proxy card at that time. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF DIRECTORS URGES YOU TO COMPLETE, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID RETURN ENVELOPE OR BY FACSIMILE. IT IS VERY IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A NEW PROXY CARD WITH A MORE RECENT DATE, BY GIVING WRITTEN NOTICE OF REVOCATION TO NOAH AT ANY TIME PRIOR TO EXECUTION, OR BY VOTING IN PERSON AT THE MEETING. REGARDLESS OF WHETHER YOU PLAN TO ATTEND THE MEETING IN PERSON, PLEASE VOTE YOUR SHARES.

                  By Order of the Board of Directors

                  /s/ William L. Van Alen, Jr., Esq.
                  ----------------------------------
                  WILLIAM L. VAN ALEN, JR., ESQ., President
                  NOAH Investment Group, Inc.

                  February 17, 2005

                           PROSPECTUS/PROXY STATEMENT
                                TABLE OF CONTENTS

COVER PAGE ................................................................    5
SUMMARY ...................................................................    6
    What Proposal am I Voting For? ........................................    6
    How Will Shareholder Voting Be Handled? ...............................    6
KEY POINTS ABOUT THE REORGANIZATION .......................................    9
COMPARISONS OF SOME IMPORTANT FEATURES ....................................   10
    Comparison of Principal Investment Objectives, Strategies and Risks ...   10
    Comparison of Operating Expenses of the NOAH Fund and the TIMOTHY Fund    12
    Comparison of Purchase, Redemption and Exchange Features ..............   14
    Comparison of Certain Service Providers ...............................   16
    Comparison Investment Advisory Services and Fees ......................   16
    Comparison of Shareholder Servicing & Distribution (12b-1) Plans ......   19
    Calculating Net Asset Value ...........................................   20
    Distribution Schedule .................................................   21
    Comparison of Business Structures .....................................   21
INFORMATION ABOUT THE REORGANIZATION ......................................   23
    Terms of the Reorganization Plan ......................................   23
    Arrangements Between Polestar and TPL .................................   23
REASONS WHY THE NOAH BOARD APPROVED THE REORGANIZATION ....................   24
CAPITALIZATION ............................................................   26
VOTING INFORMATION ........................................................   27
    Proxy Solicitation ....................................................   27
    Shareholder Voting ....................................................   27
    Quorum ................................................................   27
    Voting by Mail or Fax .................................................   28
    Required Vote .........................................................   28
    Shareholder Proposals .................................................   28
    Householding ..........................................................   28
    Dissenter' Rights .....................................................   28
    Other Matters to be Voted at the Meeting ..............................   29
    Information About the TIMOTHY Fund ....................................   29
    Information About the NOAH Fund .......................................   29
    Information About Each Fund ...........................................   29
PRINCIPAL HOLDERS OF SHARES ...............................................   29

                           PROSPECTUS/PROXY STATEMENT
                                TABLE OF CONTENTS

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

1. Agreement and Plan of Reorganization between the NOAH Investment Group, Inc, on behalf of the NOAH Fund Equity Portfolio, and the Timothy Plan, on behalf of the Timothy Plan Large/Mid-Cap Growth Fund (attached)

2.    Proxy Card (enclosed)

3. Prospectus of the Timothy Plan Large/Mid-Cap Growth Fund, dated May 1, 2004, as supplemented on August 6, 2004 (enclosed)

4. Annual Report of Timothy Plan Large/Mid-Cap Growth Fund, dated December 31, 2003 (enclosed)

5. Semi-Annual Report of Timothy Plan Large/Mid-Cap Growth Fund, dated June 30, 2004 (enclosed)

                           PROSPECTUS/PROXY STATEMENT
                             DATED FEBRUARY 15, 2005
                          ACQUISITION OF THE ASSETS OF
                         THE NOAH FUND EQUITY PORTFOLIO
                  (A SERIES OF THE NOAH INVESTMENT GROUP, INC.)
                               975 DELCHESTER ROAD
                             NEWTON SQUARE, PA 19355
                                  800-794-6624


                        BY AND IN EXCHANGE FOR SHARES OF
                     TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
                         (A SERIES OF THE TIMOTHY PLAN)
                           1304 WEST FAIRBANKS AVENUE
                              WINTER PARK, FL 32789
                                  800-662-0201


This combined Prospectus/Proxy Statement is furnished to you as a shareholder of the NOAH Fund Equity Portfolio (the "NOAH Fund"), a separate series of The Noah Investment Group, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Prospectus/Proxy Statement solicits your vote at a special meeting of NOAH Fund shareholders (the "Meeting") to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Plan"). If NOAH Fund shareholders approve the Reorganization Plan, substantially all of the assets of the NOAH Fund will be acquired by the Timothy Plan Large/Mid-Cap Growth Fund (the "TIMOTHY Fund"), an existing series of the Timothy Plan, also an open-end management investment company registered under the 1940 Act ("TIMOTHY"), in exchange for Class A shares of beneficial interest of the TIMOTHY Fund and the assumption by the TIMOTHY Fund of certain liabilities of the NOAH Fund (the "Reorganization").

The Meeting will be held at the offices of Citco Mutual Fund Services, Inc., administrator to both the NOAH Fund and the TIMOTHY Fund, located at 83 General Warren Blvd., Suite 200, Malvern, PA 19355, on March 15, 2005, at 10:00 a.m., Eastern Time, as may be adjourned from time to time. This Prospectus/Proxy Statement was first sent to NOAH Fund shareholders on or about February 17, 2005.

If NOAH Fund shareholders approve the Reorganization Plan, you will receive Class A shares of the TIMOTHY Fund of equivalent aggregate net asset value ("NAV") of your Class A shares of the NOAH Fund. After the Reorganization is complete, the NOAH Fund will be liquidated and dissolved.

Both the NOAH Fund and the TIMOTHY Fund invest primarily in common stocks of U.S. companies. Each Fund has similar investment objectives, namely to realize long term capital growth. Both Funds invest in accordance with biblical principles. Both Funds employ the same transfer agent/administrator.

This Prospectus/Proxy Statement provides information about the proposed Reorganization and the TIMOTHY Fund that you should know before voting on the Reorganization Plan. Please read this Prospectus/Proxy Statement and retain it for future reference. Additional information about the TIMOTHY Fund has been filed with the Securities and Exchange Commission (the "Commission") and can be found in the following documents:

o The Prospectus of the TIMOTHY Fund, Class A and C shares, dated May 1, 2004, as supplemented on August 6, 2004, which has been filed with the Commission, is enclosed with and considered a part of this Prospectus/Proxy Statement;

o The Annual Report to shareholders of the TIMOTHY Fund, dated December 31, 2003, which contains financial and performance information relating to the TIMOTHY Fund, which has been filed with the Commission, is enclosed with and considered a part of this Prospectus/Proxy Statement;

o The Semi-Annual Report to shareholders of the TIMOTHY Fund, dated June 30, 2004, which contains financial and performance information relating to the TIMOTHY Fund, which has been filed with the Commission, is enclosed with and considered a part of this Prospectus/Proxy Statement;

o A Statement of Additional Information (the "SAI") relating to this Prospectus/Proxy Statement, dated February 15, 2005, has been filed with the Commission and is incorporated by reference into and considered part of this Prospectus/Proxy Statement.

You may request a free copy of any of the documents referred to above without charge by calling 800-662-0201 or writing to TIMOTHY at 1304 West Fairbanks Avenue, Winter Park, FL 32789.

The NOAH Fund prospectus, dated March 1, 2004, as supplemented on April 2, 2004, has been filed with the Commission and is incorporated by reference into and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the NOAH Fund prospectus and/or SAI without charge by calling 800-794-6624 or writing to NOAH at 975 Delchester Road, Newton Square, PA 19355.

You may also view or obtain copies of this Prospectus/Proxy Statement, any of the materials incorporated herein by reference, and additional information relating to the TIMOTHY Fund and the NOAH Fund from the Commission's web site, www.sec.gov.

THE COMMISION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK, AND THEY ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN TIMOTHY OR IN THE TIMOTHY FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINICPAL.


                  [REMAINDER OF PAGE LEFT INTENTIONALLY BLANK]

                                     SUMMARY

This is only a summary of certain information contained in this Prospectus/ Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/ Proxy Statement, including the Reorganization Plan (attached as Exhibit 1 to the Prospectus/ Proxy Statement), and the TIMOTHY Fund Prospectus and Semi-Annual and Annual Reports included with this Prospectus/ Proxy Statement.

WHAT PROPOSAL AM I VOTING ON?
-----------------------------
At a meeting held on December 20, 2004, the Board of Directors of NOAH, on behalf of the NOAH Fund, considered a proposal to reorganize the NOAH Fund into the TIMOTHY Fund, approved the Reorganization Plan, and voted to recommend that NOAH Fund shareholders approve the Reorganization Plan. If the NOAH Fund shareholders approve the Reorganization Plan, it will result in the transfer of substantially all of the NOAH Fund's assets into the TIMOTHY Fund in exchange for Class A shares of the TIMOTHY Fund. Your Class A shares of the NOAH Fund will be exchanged for Class A shares of the TIMOTHY Fund having the same equivalent aggregate NAV. This means that, although the value of your investment will remain the same both immediately before and after the Reorganization, the number of TIMOTHY Fund shares that you receive will likely be different than the number of NOAH Fund shares you previously held. After shares of the TIMOTHY Fund are distributed to NOAH Fund shareholders, you will be shareholders of the TIMOTHY Fund and the NOAH Fund will be liquidated and dissolved. The above-described transaction is hereafter referred to as the "Reorganization". The exchange of shares will occur on the closing date of the Reorganization, which is planned for a few days after the Meeting.

The TIMOTHY Fund has investment objectives, policies and restrictions that are substantially similar to the NOAH Fund, including significant restrictions against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-traditional married lifestyles. TIMOTHY Partners, Ltd. ("TPL") 1304 West Fairbanks Avenue, Winter Park, FL, currently serves as the investment adviser to the TIMOTHY Fund, and Rittenhouse Financial Services, Inc. ("Rittenhouse"), One Radnor Place, Radnor, PA, serves as investment sub-adviser to the TIMOTHY Fund. Neither TPL nor Rittenhouse is affiliated with NOAH, the NOAH Fund, NOAH Fund's investment adviser, Polestar Management Company ("Polestar") or the investment sub-adviser of the NOAH Fund, Geewax Terker & Co. Because the proposed transaction would have the effect of converting NOAH Fund shareholders into TIMOTHY Fund shareholders, NOAH Fund shareholder investments would be managed by a different investment adviser and sub-investment adviser, and certain characteristics of the TIMOTHY Fund might be different than those of the NOAH Fund. For the reasons set forth in the "Reasons for the Reorganization" section of this Prospectus/Proxy Statement, the Board of Directors of NOAH, on behalf of the NOAH Fund, has determined that the Reorganization is in the best interests of the NOAH Fund's shareholders. It further determined that shareholders of the NOAH Fund would not suffer any dilution in the value of their holdings as a result of the Reorganization.

It is expected that the Reorganization will not result in any gain or loss for federal income tax purposes to NOAH Fund shareholders. However, you should consult with your tax adviser with respect to the consequences of the Reorganization for state and local taxation. You can find more information about the tax consequences of the Reorganization in the section of this Prospectus/Proxy Statement entitled "Information About the Reorganization Plan", "Terms of the Reorganization"

After careful consideration, the NOAH Board of Directors unanimously recommends that you approve the Reorganization Plan.

HOW WILL SHAREHOLDER VOTING BE HANDLED?
---------------------------------------
NOAH Fund shareholders who own shares as of the close of business on January 15, 2005 will be entitled to vote at the Meeting. Each full share owned will be entitled to one one full vote and fractional shares owned will be entitled to equal fractional votes. To approve the Reorganization, a majority of shares outstanding and entitled to vote must vote in favor of the Reorganization Plan.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may vote by completing, signing, and mailing your proxy back to NOAH in the enclosed postage paid return mail envelope, or you may fax your completed and signed proxy card back to the NOAH Fund's Administrator, Citco Mutual Fund Services, Inc., at 610-232-1777.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also vote in person at the Meeting. For more details about voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                       KEY POINTS ABOUT THE REORGANIZATION

Under the proposed Reorganization, the NOAH Fund's assets and liabilities would be transferred to the TIMOTHY Fund. TPL will continue to serve as the TIMOTHY Fund's investment adviser, subject to the direction of TIMOTHY's Board of Trustees. Rittenhouse will continue to serve as investment sub-adviser to the TIMOTHY Fund to manage the TIMOTHY Fund on a day-to-day basis, as described in more detail below. The following points describe certain important aspects of the new arrangement immediately after the Reorganization takes effect.

o The TIMOTHY Fund has investment objectives, policies and restrictions that are substantially similar to the NOAH Fund, including significant restrictions against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-traditional married lifestyles.

o The Reorganization is designed to be tax-free for federal income tax purposes. Neither NOAH Fund shareholders nor TIMOTHY Fund shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan.

o The TIMOTHY Fund has significantly more assets than the NOAH Fund. As a result, as shareholders of the TIMOTHY Fund, NOAH Fund shareholders will likely benefit from the economies of scale afforded by the larger fund and will likely enjoy lower ongoing expenses than the NOAH Fund's.

o The TIMOTHY Fund Distribution Plan provides for payment of substantially the same fees as the existing NOAH Fund Distribution Plan and is expected to permit TPL to facilitate the distribution of the TIMOTHY Fund, which could ultimately result in a larger asset base and lower operating expenses.

o If shareholders approve the Reorganization, your existing NOAH Fund shares will be exchanged for an equivalent dollar amount of the TIMOTHY Fund's shares. Your account registration and account options will remain the same unless you change them.

o NOAH and TIMOTHY both employ the same company, Citco Mutual Fund Services, Inc. ("CMFS") to provide transfer agency, fund accounting and fund administrative services. Accordingly, the same people who currently administer your NOAH Fund shares will administer your TIMOTHY Fund shares.

o TIMOTHY currently offers eleven series (funds), each with its own distinct investment objectives, strategies and restrictions. Accordingly, as a TIMOTHY Fund shareholder, you will have the option of exchanging at any time into Class A shares of other TIMOTHY Funds and will have the opportunity to gain diversification options within a single fund family, all the funds of which operate in accordance with Christian moral screening restrictions similar to those of the NOAH Fund.

                     COMPARISONS OF SOME IMPORTANT FEATURES

COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
Summaries of the Principal Investment Objectives, Principal Investment Strategies and Principal Investment Risks of the NOAH Fund and TIMOTHY Fund appear below. The NOAH Fund's latest prospectus, dated March 1, 2004, as supplemented April 2, 2004, and the Timothy Fund's Prospectus, dated May 1, 2004, as supplemented August 6, 2004 are incorporated by reference herein. The summary below is qualified in its entirety by reference to each Fund's prospectus.

---------------------------------------------------------------------------------------------------------------------
   CATEGORY                        NOAH FUND                                           TIMOTHY FUND
---------------------------------------------------------------------------------------------------------------------
MORAL          "As a matter of fundamental policy, the NOAH FUND       "[A]ll the Funds ..... employ a
SCREENING      will not invest in any business, or in the              zero-tolerance policy against investing in
REQUIREMENT    securities of any business, that is engaged,            any company that is involved in the business
               either directly or through a subsidiary, in the         of alcohol production, tobacco production or
               alcoholic beverage, tobacco, pornography and/or         casino gambling, or which is involved,
               gambling industries, nor will the Funds invest in       either directly or indirectly, in abortion
               any company that is in the business of aborting         or pornography, or promoting anti-family
               life before birth.  In addition, the [NOAH] Fund        entertainment or non-traditional married
               will not invest in companies that make donations        lifestyles...."
               to Planned Parenthood or that promote anti-family
               entertainment or non-traditional married
               lifestyles"
---------------------------------------------------------------------------------------------------------------------
INVESTMENT     ".....capital growth, consistent with the               Long Term Growth of Capital
OBJECTIVE      preservation of invested capital (adjusted for
               inflation), and current income."
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
   CATEGORY                        NOAH FUND                                           TIMOTHY FUND
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL      1.  normally investing at least 80% of the              1.  Primarily investing in equity
INVESTMENT         Fund's assets (plus any borrowings for                  securities with market capitalization in
STRATEGIES         investment purposes) in a diversified                   excess of $2 billion;
                   portfolio of common stocks and other equity         2.  Normally investing at least 80% of
                   securities of companies with any size of                the Fund's assets in a portfolio of
                   market capitalizations                                  securities which includes a broadly
               2.  holding from 60 to 200 stocks in the                    diversified number of U.S. equity
                   Fund's investment portfolio;                            securities that the Fund's investment
               3.  maintaining an investment portfolio that                manager believes show a high probability
                   has, on average, a higher price/earnings                of superior prospects for above average
                   ratio and lower yield than the S&P 500(R) Index;        growth. The Fund's investment manager
               4.  investing in companies with strong                      chooses these securities using a "bottom
                   fundamentals, increasing sales and earnings,            up" approach of extensively analyzing
                   a conservative balance sheet and reasonable             the financial, management, and overall
                   expectations of continuing earnings                     economic conditions of each potential
                   increases; and                                          investment.
               5.  controlling portfolio turnover to the
                   extent that it any reduce capital gains.
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL      1.  General Risks                                       1.  General Risks
INVESTMENT     2.  Stock Market Risks                                  2.  Stock Market Risks
RISKS          3.  Moral Policy Risk                                   3.  Moral Policy Risk
               4.  Mid-Size Company Investment Risk                    4.  Mid-Size Company Investment Risk
               5.  Small Company Investment Risk                       5.  Growth Risk
               6.  Growth Risk
               7.  Portfolio Turnover Risk
---------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ON PRINCIPAL INVESTMENT RISKS
----------------------------------------------
Both the TIMOTHY Fund and the NOAH Fund are subject to similar risks. This section briefly discusses those risks common to and unique to each Fund.

1. General Risk- Both Funds are subject to this type of risk. As with most other mutual funds, you can lose money by investing in either Fund. Each Fund's share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Stock Market Risk- Both Funds are subject to this type of risk. Each Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3. Moral Policy Risk- Both Funds are subject to this type of risk. As described in the above table under the caption, "Moral Screening Requirement", each Fund is precluded from investing in the securities of companies that violate its moral screens. Because the Funds do not invest in such securities, each Fund may be riskier than other funds that invest in a broader array of securities.

4. Mid-Sized Company Investing Risk- Both Funds are subject to this type of risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5. Small Company Investing Risk- The NOAH Fund is subject to this risk, but not the Timothy Fund, because the NOAH Fund may invest in smaller companies than can the TIMOTHY Fund. Small company investing risk is the same as mid-size company risk, except to a greater degree. The smaller the company, the more severe are the risks involved.

6. Growth Risk- Both Funds are subject to this type of risk. Each Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund's investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Fund's investment manager's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

7. Portfolio Turnover Risk- The NOAH Fund is subject to this risk, but not the Timothy Fund, because the NOAH Fund historically has a higher portfolio turnover ratio than does the TIMOTHY Fund. Although the NOAH Fund's investment adviser and investment sub-adviser monitor portfolio turnover to the extent of its effect on capital gains, the NOAH Fund may still have portfolio turnover rates in excess of 100%, which may cause the Fund to incur higher brokerage costs or have a lower return.

COMPARISON OF OPERATING EXPENSES OF THE NOAH FUND AND THE TIMOTHY FUND
----------------------------------------------------------------------
The following tables show a comparison of the shareholder fees and operating expenses of Class A shares of the NOAH Fund and Class A shares of the TIMOTHY Fund, as of the NOAH Fund's fiscal year ended October 31, 2004 and the TIMOTHY Fund's fiscal year ended December 31, 2003. Expenses for the NOAH Fund reflect the voluntary expense limitation arrangement in effect at that time, which may be terminated at any time. Expenses for the TIMOTHY Fund reflect expenses of the TIMOTHY Fund after after taking into account TPL's contractual commitment to limit certain TIMOTHY Fund operating expenses in effect at that time.

--------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                    NOAH FUND(1)  TIMOTHY FUND(1)      TIMOTHY FUND(2)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                          (AFTER REORGANIZATION)
--------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases
(as percentage of offering price)                      5.50%           5.25%                 5.25%
--------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(as a percentage of the lesser of original
purchase price or redemption proceeds)                  None           None                  None
--------------------------------------------------------------------------------------------------------------
Redemption Fees                                         None           None                  None
--------------------------------------------------------------------------------------------------------------
Exchange Fees                                           None           None                  None
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES AS OF               NOAH FUND(1)  TIMOTHY FUND(1)      TIMOTHY FUND(2)
EACH FUND'S LATEST FISCAL YEAR END                                                 (AFTER REORGANIZATION)
--------------------------------------------------------------------------------------------------------------
Management Fees(3)                                     1.00%           0.85%                 0.85%
--------------------------------------------------------------------------------------------------------------
Service & Distribution (12b-1) Fees(4)                 0.25%           0.25%                 0.25%
--------------------------------------------------------------------------------------------------------------
Other Expenses(5)                                      1.46%           0.52%                 0.52%
                                                       -----           -----                 -----
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES
(before reimbursement by Advisor)                      2.71%           1.62%                 1.62%
                                                       -----           -----                 -----
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES
(after reimbursement by Advisor)(6)                    2.20%           1.60%                 1.60%
                                                       =====           =====                 =====
--------------------------------------------------------------------------------------------------------------

(1) Total Annual Operating Expenses of the NOAH Fund are as of that Fund's fiscal year ended October 31, 2004. Total Annual Operating Expenses of the TIMOTHY Fund are as of that Fund's fiscal year ended December 31, 2003.

(2) Projected Expenses are based on anticipated TIMOTHY Fund expenses after the Reorganization.

(3) Out of the investment advisory fees it received for its services to the NOAH Fund, Polestar paid fees to Geewax Terker & Co., investment sub-advisor to the NOAH Fund, of $1, during its fiscal year ended October 31, 2004. Out of the investment advisory fees it received for its services to the TIMOTHY Fund, TPL paid fees to Rittenhouse, investment sub-advisor to the Timothy Fund, at a rate equal to 0.35% annually during its fiscal year ended December 31, 2003.

(4) Each Fund has adopted a servicing and distribution plan (12b-1 Plan) for its Class A shares. Each 12b-1 Plan provides for a maximum fee of 0.25% annually to be charged against the Class A share assets for servicing and distribution purposes. Each Plan has been approved by each respective Board and ratified by the respective Fund's shareholders.

(5) "Other Expenses" include fees paid to each Fund's transfer agent, fund accounting agent, administrator, principal underwriter, legal counsel, auditors and other miscellaneous vendors and regulatory authorities.

(6) Polestar has voluntarily agreed to waive receipt of its fees and/or absorb certain expenses of the NOAH Fund in order to assist the Fund to maintain a Total Annual Operating Expense Ratio of not greater than 2.20%. Polestar's agreement may be terminated at any time. TPL is contractually obligated to waive receipt of its fees and/or absorb certain expenses of the TIMOTHY Fund in order to assist the Fund to maintain a Total Annual Operating Expense Ratio of not greater than 1.60%. TPL's contractual obligation expires in April, 2005, but may be renewed from year to year. Any fees waived and/or expenses reimbursed by TPL in a given year may be recaptured by TPL for a period not to exceed three years thereafter if they can be recaptured without exceeding the Fund's 1.60% expense cap.

Example. This example is intended to help you compare the cost of investing in the NOAH Fund and in the TIMOTHY Fund. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in the NOAH Fund and in the TIMOTHY Fund after the Reorganization for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses (after reimbursements) remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example does not include the imposition of any sales charges, since the example is intended to apply to existing shareholders for time periods after the Reorganization. Based on the above assumptions, you would pay the following expenses if you redeemed your shares at the end of each period shown. Those expenses would stay the same even if you did not redeem your shares.

--------------------------------------------------------------------------------
                          1 YEAR        3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
NOAH FUND                  $223           $688          $1,180           $2,534
--------------------------------------------------------------------------------
TIMOTHY FUND               $163           $505            $871           $1,900
--------------------------------------------------------------------------------

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE FEATURES
--------------------------------------------------------
The following table highlights purchase, redemption and exchange features of the NOAH Fund compared to those of the TIMOTHY Fund. The comparison of NOAH Fund and TIMOTHY Fund features are based on Class A shares of each Fund, as described in each Fund's respective prospectus. Both the NOAH Fund and TIMOTHY Fund charge front-end sales loads on purchases of Class A shares. The differences in how each Fund imposes such charges is also shown below.

YOU SHOULD BE AWARE THAT, SHOULD THE REORGANIZATION BE APPROVED AND TIMOTHY FUND SHARES BE ISSUED TO YOU, NO SALES CHARGES WILL BE IMPOSED ON THAT TRANSACTION.

The table below is qualified in its entirety by reference to the prospectus of each Fund.

------------------------------------------------------------------------------------------------------------
         ITEM                                 NOAH FUND                                TIMOTHY FUND
------------------------------------------------------------------------------------------------------------
CLASS A SHARE SALES CHARGE          $0.00 to $49,999----------5.50%          $0.00 to $49,999----------5.25%
BREAKPOINTS                         $50,000 to $99,999--------4.75%          $50,000 to $99,999--------4.25%
                                    $100,000 to $249,000------3.75%          $100,000 to $249,000------3.25%
                                    $250,000 to $499,999------2.75%          $250,000 to $499,999------2.00%
                                    $500,000 to $999,999------2.00%          $500,000 to $1,000,000----1.00%
                                    Over $1,000,000-----------1.00%          Over $1,000,000------------None
------------------------------------------------------------------------------------------------------------
Purchasing by Mail                              Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Purchasing by Wire Transfer                     Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Purchasing by Telephone               Allowed, with Restrictions               Allowed, with Restrictions
------------------------------------------------------------------------------------------------------------
Purchasing through
Broker/Dealers                                  Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Purchasing Through
Intermediaries, such as Charles
Schwab, Fidelity                                Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Exchanges into other funds of
the complex, without imposition
of additional sales charges                       NA                                     Allowed
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
         ITEM                                 NOAH FUND                                TIMOTHY FUND
------------------------------------------------------------------------------------------------------------
Aggregating Trades to decrease
sales charges                                   Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Letters of Intent to Purchase
Larger Amounts of Shares                        Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Circumstances under which sales     For                                      For:
charges are waived
                                    1. purchases by fee-based                1.  fee-based registered
                                    registered investment advisors for       investment advisers for their
                                    their clients,                           clients,

                                    2. broker/ dealers with wrap fee         2.  broker/dealers with wrap
                                    accounts,                                fee accounts,

                                    3.  registered investment advisors or    3.  registered investment
                                    brokers for their own accounts,          advisers or brokers for their
                                                                             own accounts, or family
                                    4.  employees and employee related       members of their household,
                                    accounts of the Advisor and
                                    Sub-Advisor,                             4.  trustees, directors,
                                                                             officers, agents, employees,
                                    5.  Fund shareholders who held Fund      and employee-related accounts
                                    shares in an account with the Fund       of the Trust or any entity
                                    prior to May 1, 2003 and have since      which provides services to the
                                    held Fund shares in such account         Timothy Plan pursuant to a
                                    continuously, and                        written agreement for such
                                                                             services approved by the Board
                                    6.  for an organization's qualified      of Trustees of the Timothy
                                    retirement plan that places either       Plan.
                                    (i) 100 or more participants or
                                    (ii) $300,000 or more of combined        For purchasers that qualify
                                    participant initial assets into the      for a fee waiver, shares will
                                    Fund, in the aggregate.                  be purchased at NAV.

                                    For purchasers that qualify for a        For purchasers that qualify
                                    fee waiver, shares will be               for a fee waiver, shares will
                                    purchased at NAV.                        be purchased at NAV.


------------------------------------------------------------------------------------------------------------
Minimum Investment Amounts          REGULAR ACCOUNTS                         REGULAR ACCOUNTS
                                    Initial Investment------$1,000           Initial Investment-------$1,000
                                    Subsequent Investments  $   50           Subsequent Investments----None
                                    IRA ACCOUNTS                             IRA ACCOUNTS
                                    Initial Investment------$  500           Initial Investment--------None
                                    Subsequent Investments  $   50           Subsequent Investments----None
------------------------------------------------------------------------------------------------------------
Redemptions by Mail                             Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Does the Fund Offer an                            Yes                                      Yes
Automatic investment Plan
------------------------------------------------------------------------------------------------------------
Redemptions by Wire Transfer                    Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Redemptions by Telephone              Allowed, with Restrictions               Allowed, with Restrictions
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
         ITEM                                 NOAH FUND                                TIMOTHY FUND
------------------------------------------------------------------------------------------------------------
Redemptions through
Broker/Dealers                                  Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Redemptions Through
Intermediaries, such as Charles
Schwab, Fidelity                                Allowed                                  Allowed
------------------------------------------------------------------------------------------------------------
Redemption at the Option of the     On accounts less than $500, with 30      On accounts less than $1,000,
Fund                                days notice                              with 30 days notice
------------------------------------------------------------------------------------------------------------

COMPARISON OF CERTAIN SERVICE PROVIDERS
---------------------------------------

The primary service providers for the NOAH Fund and the TIMOTHY Fund, other than their investment advisers and investment sub-advisers, are set forth below:

------------------------------------------------------------------------------------------------------------
     SERVICE PROVIDER                        NOAH FUND                             TIMOTHY FUND
------------------------------------------------------------------------------------------------------------
Transfer/Fund Accounting         Citco Mutual Fund Services,            Citco Mutual Fund Services, Inc.,
Agent                            Inc., Malvern, PA                      Malvern, PA
------------------------------------------------------------------------------------------------------------
Administrator                    Citco Mutual Fund Services,            Citco Mutual Fund Services, Inc.,
                                 Inc., Malvern, PA                      Malvern, PA
------------------------------------------------------------------------------------------------------------
Custodian                        Wachovia Bank, Philadelphia, PA        US Bank, Cleveland, OH
------------------------------------------------------------------------------------------------------------
Principal Underwriter            Citco Mutual Fund Distributors,        Timothy Partners, Ltd., Winter
                                 Inc., Malvern, PA                      Park, FL
------------------------------------------------------------------------------------------------------------

COMPARISON OF INVESTMENT ADVISORY SERVICES AND FEES
---------------------------------------------------

NOAH FUND
---------
Polestar has served as the NOAH Fund's investment adviser pursuant to a written investment advisory agreement (the "Polestar Agreement") since the inception of the NOAH Fund. Under the terms of the Polestar Agreement, Polestar is responsible for providing or procuring investment advisory services on behalf of the NOAH Fund, as well as the general management of the NOAH Fund. Polestar is obligated to manage the NOAH Fund in accordance with the applicable policies of NOAH and the NOAH Fund. Consistent with the requirements of the 1940 Act, the Polestar Agreement provides that Polestar shall not be protected against any liability to NOAH or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The Polestar Agreement is terminable at any time on 60 days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of the NOAH Fund, or by Polestar. The Polestar Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Investment Advisory Fees. The NOAH Fund pays Polestar investment advisory fees which are computed daily and paid monthly at the annual rate of 1.00% (calculated as a percentage of the NOAH Fund's average daily net assets).

Polestar may periodically waive all or a portion of its advisory fee to limit the NOAH Fund's total operating expenses. For the fiscal year ended October 31, 2004, Polestar received $96,325 in aggregate advisory fees and waived $48,786 pursuant to the expense limitation agreement that was then in effect for the NOAH Fund.

Manager of Managers Structure. Polestar, with the consent of NOAH's Board of Directors and approval of the NOAH Fund's shareholders, and subject to the ongoing supervision and approval of the Board, is permitted to hire, terminate or replace investment sub-advisers for the NOAH Fund. The purpose of this "manager of managers" structure is to give Polestar the maximum flexibility with respect to the management of the NOAH Funds, and to permit Polestar and the Board of Directors to react to poor investment performance by an investment sub-adviser or other service issues.

Investment Sub-Advisory Arrangement. Polestar, with the consent of the NOAH Board and the approval of the NOAH Fund's shareholders, has retained Geewax Terker & Co., ("GTC") to provide investment sub-advisory services to the NOAH Fund. The current investment sub-advisory agreement with GTC has provisions for liability of the sub-adviser, continuation and termination similar to those of the Polestar Agreement except that the agreement also may be terminated by Polestar according to the terms of the "manager of managers" structure. GTC is subject to the supervision and control of Polestar and the Directors.

Investment Sub-Advisory Fees. For its services to the NOAH Fund, Polestar pays GTC, out of its investment advisory fees and not out of NOAH Fund assets, the following investment sub-advisory fees for the NOAH Fund which are computed daily and paid monthly based on a percentage of the average daily net asset value of the NOAH Fund:

---------------------------------------------------------------
            ASSET LEVELS                    ANNUAL FEE
---------------------------------------------------------------
$0 to $20 Million                             $1.00
---------------------------------------------------------------
$20 million to $50 million                    0.75%
---------------------------------------------------------------
$50 million to $100 million                   0.50%
---------------------------------------------------------------
$100 million and above                        0.35%
---------------------------------------------------------------

For the fiscal year ending October 31, 2004, Polestar paid GTC $1.00 for its services as sub-adviser to the NOAH Fund.

Upon consummation of the Reorganization, the current Polestar Agreement and GTC sub-advisory agreement will terminate.

TIMOTHY FUND
------------
TPL has served as the TIMOTHY Fund's investment adviser pursuant to a written investment advisory agreement (the "TPL Agreement") since the inception of the TIMOTHY Fund. Under the terms of the TPL Agreement, TPL is responsible for providing or procuring investment advisory services on behalf of the TIMOTHY Fund, as well as the general management of the TIMOTHY Fund. TPL is obligated to manage the TIMOTHY Fund in accordance with the applicable policies of TIMOTHY and the TIMOTHY Fund. Consistent with the requirements of the 1940 Act, the TPL Agreement provides that TPL shall not be protected against any liability to TIMOTHY or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The TPL Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the TIMOTHY Fund, or by TPL. The TPL Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

TPL, 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each series of TIMOTHY, including the TIMOTHY Fund, in accordance with the objectives, policies and restrictions of TIMOTHY. TPL approves the portfolio of securities selected by the investment sub-advisers to each series, including the TIMOTHY Fund. TPL has been the adviser to each series of TIMOTHY, including the TIMOTHY Fund, since each Fund's inception.

No board member or officer of NOAH has any ownership interest in TPL or a control affiliate of TPL.

There have been no transactions between a director of NOAH and TPL (or an affiliate of TPL) at any time other than the arrangements between Polestar and TPL described below in connection with the Reorganization.

Investment Advisory Fees. TIMOTHY pays TPL, for its services to the TIMOTHY Fund, investment advisory fees which are computed daily and paid monthly at the annual rate of 0.85% (calculated as a percentage of the TIMOTHY Fund's average daily net assets). For the fiscal year ended December 31, 2004, TPL received $________ in gross investment advisory fees for its services to the TIMOTHY Fund and waived/reimbursed $________.

Manager of Managers Structure. TPL, with the consent of TIMOTHY's Board of Trustees and approval of the TIMOTHY Fund's shareholders, and subject to the ongoing supervision and approval of the Board, is permitted to hire, terminate or replace investment sub-advisers for the TIMOTHY Fund. The purpose of the "manager of managers" structure is to give TPL the maximum flexibility with respect to the management of the TIMOTHY Funds, and to permit TPL and the Board of Trustees to react to poor investment performance by an investment sub-adviser or other service issues.

Investment Sub-Advisory Arrangement. TPL has retained Rittenhouse Financial Services, Inc, One Radnor Corporate Center, Radnor, PA 19087 ("Rittenhouse") to serve as investment sub-adviser for the TIMOTHY Fund. Rittenhouse is a registered investment adviser and wholly-owned subsidiary of The John Nuveen Company. Established in 1979, Rittenhouse provides equity, fixed income and balanced portfolio management to corporations, hospitals, Taft-Hartley plans, public funds, endowments and foundations, and high-net-worth individuals.

As of December 31, 2004, Rittenhouse managed approximately $_______ billion in assets for programs such as Merrill Lynch, PaineWebber and Salomon Smith Barney and accounts such as the Society of the Holy Child Jesus (MD) and the United Food & Commercial Workers (OH). Rittenhouse is registered with the Commission under the Investment Advisers Act of 1940, as amended.

Rittenhouse's Investment Committee makes firm-wide investment recommendations, while the Institutional Group is responsible for managing institutional accounts. William L. Conrad, Managing Director, is responsible for the day-to-day investing of the Fund's assets.

Mr. William L. Conrad, Managing Director/Institutional Group, joined Rittenhouse in 1991. He has over 20 years of experience in the investment industry, is a member of the firm's Investment Committee, and has a B.A. degree in Political Science/International Relations from Georgetown University in Washington, D.C.

There are no affiliations between Rittenhouse and TPL, between the TIMOTHY Board and Rittenhouse, and there have been no transactions between TPL (or its affiliates) or TIMOTHY and the Rittenhouse, other than matters that have been disclosed herein.

The Investment Sub-Advisory Agreement with Rittenhouse. The current investment sub-advisory agreement between TPL, TIMOTHY and Rittenhouse (the "Rittenhouse Agreement"), on behalf of the TIMOTHY Fund, dated October 2, 2000, is substantially similar to the current investment sub-advisory agreement between Polestar, NOAH and GTC on behalf of the NOAH Fund, except for the parties to the agreement and the investment advisory fees to be received by Rittenhouse thereunder. Under the Rittenhouse Agreement, Rittenhouse, subject to the supervision of TPL and the TIMOTHY Trustees, will manage the TIMOTHY Fund's portfolio investments, consistently with its investment objective, and will execute any of the TIMOTHY Fund's investment policies that it deems appropriate to utilize from time to time.

The Rittenhouse Agreement has provisions for liability of the investment sub-adviser, continuation and termination similar to those of the TPL Agreement except that the agreement also may be terminated by TPL according to the terms of the "manager of managers" structure of the TIMOTHY Fund. The NOAH Board does not anticipate that the Rittenhouse Agreement will cause any reduction in the quality or types of services that would be provided by Rittenhouse to the TIMOTHY Fund as compared to those currently provided by GTC to the NOAH Fund.

Investment Sub-Advisory Fees. For its services to the TIMOTHY Fund, TPL pays Rittenhouse, out of its advisory fees and not out of TIMOTHY Fund assets, the following sub-advisory fees for the TIMOTHY Fund which are computed daily and paid monthly based on a percentage of the average daily net asset value of the TIMOTHY Fund:

---------------------------------------------------------------
            ASSET LEVELS                    ANNUAL FEE
---------------------------------------------------------------
$0 to $50 Million                             $0.35%
---------------------------------------------------------------
Over $50 million                              0.25%
---------------------------------------------------------------

COMPARISON OF SHAREHOLDER SERVICING & DISTRIBUTION (12B-1) PLANS
----------------------------------------------------------------

THE NOAH FUND
-------------
NOAH has a Distribution Plan (the "NOAH 12b-1 Plan") for Class A shares of the NOAH Fund. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of Fund shares, including, but not limited to, advertising, printing and mailing of prospectuses and reports for prospective shareholders, printing and distribution of sales literature, and the compensation of persons primarily engaged in the sale and marketing of the Fund's shares.

Pursuant to the Noah 12b-1 Plan, the Fund may pay a fee in an amount or at a rate not to exceed 0.25% on an annual basis of the average daily net asset value of shares of the NOAH Fund (the "Plan Fee"). Such Plan Fee is calculated daily and paid monthly or at such other intervals as the Board shall determine. An Authorized Service Provider is authorized to pay its affiliates or independent third party service providers for performing service activities consistent with the NOAH 12b-1 Plan. All expenses incurred by the NOAH Fund in connection with the shareholder services agreements and the implementation of the NOAH 12b-1 Plan are borne entirely by the holders of NOAH Fund shares and result in an equivalent increase to the NOAH Fund's Total Annual Fund Operating Expenses.

Polestar currently receives from the NOAH Fund a distribution fee at the annual rate of 0.25% of the average net asset value of the shares of the NOAH Fund held of record by Polestar by such clients.

The NOAH Fund has entered into agreements with several intermediaries, including but not limited to Charles Schwab & Co. and Fidelity Investments, whereby shares of the NOAH Fund are available for sale to clients of those selected financial intermediaries. Polestar passes through to these service providers the Plan Fees its receives from shares held through these intermediaries, up to a maximum of 0.25% of the average daily net asset value of the shares of the NOAH Fund held of record by the service provider. These servicing agreements will be terminated as the result of the reorganization of the NOAH Fund into the TIMOTHY Fund; however, TIMOTHY, on behalf of each of its series, including the TIMOTHY Fund, has also entered into similar agreements with these and other shareholder servicing agents under a Distribution and Shareholder Services (12b-1) Plan for Class A shares of its series, including the TIMOTHY Fund (the "TIMOTHY 12b-1 Plan"), described below, the TIMOTHY 12b-1 Plan provides continuity of ownership and services to shareholders.

THE TIMOTHY FUND
----------------
TIMOTHY, on behalf of each of its series, including the TIMOTHY Fund, has adopted the TIMOTHY 12b-1 Plan for Class A shares, pursuant to which each series, including the TIMOTHY Fund, can pay out of its current assets amounts needed to secure appropriate distribution-related and/or shareholder services, not to exceed, in the aggregate, 0.25% of the TIMOTHY Fund's average daily net assets. Those portions of the Distribution Plan that permit payments for distribution services are adopted pursuant to Rule 12b-1 under the 1940 Act.

The TIMOTHY 12b-1 Plan provides that the TIMOTHY Fund may bear expenses relating to the distribution of shares of the TIMOTHY Funds and the provision of shareholder services. Under the TIMOTHY 12b-1 Plan, the TIMOTHY Fund's distributor, TPL, may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by TPL. TPL may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the TIMOTHY Fund may enter into such arrangements directly.

Under the TIMOTHY 12b-1 Plan, TPL is entitled to receive aggregate fees for distribution services and/or shareholder services not exceeding, in the aggregate, twenty-five basis points (0.25%) of the TIMOTHY Fund's average daily net assets. Fees paid for distribution services are paid in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, and mutual fund supermarkets as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. Fees paid for shareholder services are paid in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in shares of the TIMOTHY Fund; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by TPL and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in shares of the TIMOTHY Fund; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in shares of the TIMOTHY Fund; (vii) forwarding shareholder communications from the TIMOTHY Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the TIMOTHY Fund or its service providers; and (ix) processing dividend payments from the TIMOTHY Fund on behalf of shareholders.

CALCULATING NET ASSET VALUE
---------------------------
The NOAH Fund and TIMOTHY Fund each calculates its net asset value per share ("NAV") once each business day at the regularly scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time).

DISTRIBUTION SCHEDULE
---------------------
The TIMOTHY Fund has essentially the same dividend and distribution policy as the NOAH Fund. After the Reorganization, NOAH Fund shareholders who have elected to have dividends and distributions reinvested in shares of the NOAH Fund will have dividends and distributions reinvested in the TIMOTHY Fund.

COMPARISON OF BUSINESS STRUCTURES AND STATE LAW
-----------------------------------------------
The Timothy Plan ("TIMOTHY") was organized as a Delaware statutory trust on December 16, 1993, and is a mutual fund company of the type known as, and registered with the Commission as, an open-end management investment company. It is authorized to create an unlimited number of series of shares (each, a "Fund") and an unlimited number of share classes within each series. TIMOTHY currently offers eleven series of shares (funds), including the TIMOTHY Fund. The shares of each series are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are three Classes of shares currently offered by TIMOTHY; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (the Timothy Plan Money Market Fund and the Timothy Plan Small-Cap Variable Series only). Sales of new Class B shares were suspended by the Board of Trustees during their meeting on February 27, 2004, with the suspension effective May 1, 2004.

Shareholder meetings will not be held unless required by federal or state law.

Unlike TIMOTHY, NOAH is organized as a Maryland corporation. As a consequence, NOAH shareholders who become TIMOTHY Fund shareholders will benefit from advantages offered to statutory trust shareholders under the Delaware Statutory Trust Act (the "Delaware Act") that may not be available under the Maryland corporations law. The Delaware Act offers investment companies such as TIMOTHY and its shareholders a significant amount of operational flexibility, resulting in efficiencies of operation. For example, the Delaware Act allows management of an investment company to take various actions without requiring shareholder approval, if permitted by the trust document. The Delaware Act also permits any amendment to the trust's governing instrument without the need for a state filing, which reduces administrative burdens and costs.

The operations of a Delaware statutory trust formed under the Delaware Act are governed by a declaration of trust and by-laws. The TIMOTHY Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws streamline some of the provisions in NOAH's amended and restated Articles of Incorporation and By-Laws and, thus, should lead to enhanced flexibility in management and administration as compared to the NOAH's current operation as a Maryland corporation. As a Delaware statutory trust, TIMOTHY may be able to adapt more quickly and cost effectively to new developments in the mutual fund industry and the financial markets.

Moreover, to the extent provisions in TIMOTHY's Declaration of Trust and By-Laws are addressed by rules and principles established under Delaware corporate law and the laws governing other Delaware business entities (such as limited partnerships and limited liability companies), the Delaware courts may look to such other laws to help interpret provisions of its Declaration of Trust and By-Laws. Applying this body of law to the operation of TIMOTHY and its funds should prove beneficial because these laws are extensively developed and business-oriented. In addition, Delaware's Chancery Court is dedicated to business law matters, which means that the judges tend to be more specialized in the nuances of the law that will be applied to TIMOTHY. These legal advantages tend to make more certain the resolution of legal controversies and help to reduce legal costs resulting from uncertainty in the law.

Shares of TIMOTHY and NOAH each have one vote per full share and a proportionate fractional vote for each fractional share. Both TIMOTHY and NOAH provide for noncumulative voting in the election of their Trustees/Directors. Like NOAH, TIMOTHY is not required by its governing instrument to hold annual shareholder meetings. Shareholder meetings may be called at any time by a majority of the TIMOTHY Board or by the president, and shall be called by the Secretary for the purpose of taking action upon matters requested by shareholders at the request of shareholders holding not less than 10% of TIMOTHY's outstanding shares entitled to vote. Any such shareholders' meeting called at the request of shareholders shall be called and held, if the request states the purpose of the meeting and the matters to be acted upon, and the shareholders requesting the meeting make payment to TIMOTHY of certain related expenses. A meeting of the shareholders for the purpose of consideration of the removal of one or more trustees shall be called at the request of the shareholders holding not less than 10% of TIMOTHY's outstanding shares entitled to vote. In contrast, shareholder meetings may be called at any time by the NOAH Board, by the chairperson of the NOAH Board or by any other officer or officers as authorized by the NOAH BOARD. A meeting of the shareholders shall be called by the secretary of NOAH at the request of shareholders entitled to cast not less than 25% of all of the votes entitled to be cast at the meeting. Any shareholders' meeting called at the request of shareholders shall be called and held, if the shareholders requesting the meeting make payment to NOAH of the reasonably estimated cost of preparing and mailing a notice of the meeting, as determined by the secretary of NOAH.

While shareholders of TIMOTHY will have similar distribution and voting rights as they currently have as shareholders of NOAH, there are certain differences. Under TIMOTHY's Declaration of Trust, (i) all or substantially all of the assets of TIMOTHY or the TIMOTHY Fund may be sold to another fund or trust in exchange for cash or securities (including securities of the other fund or trust in a reorganization) if authorized by the Board and by vote of a majority of the shares of TIMOTHY or the applicable TIMOTHY Fund, unless a different shareholder approval is required by the 1940 Act, and (ii) TIMOTHY or TIMOTHY Fund may be liquidated or dissolved by the Trustees without shareholder approval, but only upon at least 60 days' prior written notice to shareholders. Under NOAH's Declaration of Trust, shareholder approval is required for each of those actions.

Under the Delaware Act, shareholders of TIMOTHY will be entitled to the same limitation of personal liability as is extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware. In addition, the Delaware Act permits TIMOTHY to limit the enforceability of the liabilities of one TIMOTHY Fund solely to the assets of that TIMOTHY Fund.

                      INFORMATION ABOUT THE REORGANIZATION

TERMS OF THE REORGANIZATION PLAN
--------------------------------
The NOAH Fund's shareholders are being asked to vote to approve the Reorganization Plan. If the Reorganization Plan is approved by the shareholders, the Reorganization is expected to occur on or about March 18, 2005, or on such other closing date as the parties may agree under the Reorganization Plan.

The following is a summary of the principal terms of the Reorganization Plan, which is included with this Prospectus/Proxy Statement as Exhibit 1. Please review the Reorganization Plan itself for more detailed information. This summary is qualified in its entirety by reference to the Reorganization Plan.

o The NOAH Fund will transfer all of its assets and liabilities at closing to the TIMOTHY Fund in exchange for Class A shares of beneficial interest of the TIMOTHY Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities;

o As part of the Reorganization, Class A shares of beneficial interest of the TIMOTHY Fund received by the NOAH Fund will be distributed to the shareholders of the NOAH Fund pro rata in accordance with each NOAH Fund shareholder's percentage ownership in the NOAH Fund in liquidation of the NOAH Fund;

o After such distribution to NOAH Fund shareholders of TIMOTHY Fund Class A shares, the NOAH Fund will be terminated and its affairs wound up in an orderly fashion;

o The Reorganization requires the approval of a majority of the shares of the NOAH Fund and which are outstanding and entitled to vote at the Meeting, and is also subject to a number of other conditions as described in the Reorganization Plan; and

o If approved by shareholders of the NOAH Fund, the Reorganization will close as of the close of business (currently scheduled to be 4:00 p.m. Eastern Time) on March 18, 2005, when the net assets of the NOAH Fund and TIMOTHY Fund are valued for purposes of the Reorganization, unless a later date is agreed to by the parties;

ARRANGEMENTS BETWEEN POLESTAR AND TPL
-------------------------------------
By contract, TPL has agreed to pay Polestar certain compensation in the form of a non-dilutable partnership interest in TPL based on 0.50% of the value of the net assets of the NOAH Fund (measured, as further adjusted, as of the date of the Reorganization) represented by NOAH Fund shares transferred in connection with the reorganization that are not redeemed by the shareholders for the period of three years after the date of the Reorganization.. TPL will pay this compensation to Polestar for certain assets and assistance in connection with the Reorganization and Polestar's recommendation to the Board of NOAH that the Reorganization Plan be approved. This compensation would be paid by TPL to Polestar from its own resources, and not from NOAH Fund or TIMOTHY Fund assets, and would become fully vested in Polestar and non-adjustable on the third anniversary of the consummation of the Reorganization.

Section 15(f) of the 1940 Act provides that an investment adviser (such as Polestar) to a registered investment company (such as NOAH) may receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors/trustees of the investment company cannot be "interested persons" (as defined in the 1940 Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the 1940 Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable to the transaction. Technically, it might be deemed that no securities of or interest in Polestar are transferred to TPL in the foregoing arrangements and such arrangements might not be deemed to result technically in an assignment of the advisory contract between Polestar and the NOAH Fund. The NOAH and TIMOTHY Boards, however, have each been advised by Polestar and TPL, respectively, that they are not aware of any circumstances arising from the Reorganization that might result in an unfair burden being imposed on TIMOTHY or the TIMOTHY Fund. With respect to the condition regarding board composition, TPL will use its best efforts to cause TIMOTHY to comply with the requirements of
Section 15(f) and will assure that after the Reorganization, at least 75% of the Board of Trustees of TIMOTHY are not "interested persons" for the applicable periods following completion of the Reorganization. Notwithstanding the foregoing, by the end of January, 2006, recently promulgated Commission rules will require that TIMOTHY's board, along with most other mutual funds, be composed of at least 75% trustees who are not "interested persons" (as defined in the 1940 Act) of the TIMOTHY Fund or its investment adviser or investment sub-adviser.

             REASONS WHY THE NOAH BOARD APPROVED THE REORGANIZATION

At a meeting of NOAH's Board held on December 20, 2004, the Board of Directors, including the Directors who are not "interested persons" (as defined in the 1940
Act) of the NOAH Fund or its investment adviser or investment sub-adviser (the "Independent Directors"), approved the submission of the Reorganization Plan to shareholders for their approval and recommended approval of the Reorganization Plan. The Directors unanimously determined that the Reorganization is in the best interest of the NOAH Fund and its shareholders.

In determining whether it was appropriate to recommend approval by shareholders, the Board requested information, provided by Polestar, TPL and TIMOTHY, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information. The Directors recommended that shareholders approve the Reorganization Plan on the basis of the following considerations, among others:

o that no dilution with respect to the shareholders of the NOAH Fund will result from the Reorganization, so the shareholders of the NOAH Fund will retain the same value of their holdings in the TIMOTHY Fund as they had in the NOAH Fund;

o the TIMOTHY Fund will have investment objectives, policies and restrictions that are substantially similar to the NOAH Fund and biblical moral screens that are at least as strict as those of the NOAH Fund, so the shareholders of the NOAH Fund, as shareholders of the TIMOTHY Fund, will continue to have investments made on a biblical moral basis;

o TIMOTHY offers a wider range of investment options than does NOAH, so the shareholders of the NOAH Fund, as shareholders of the TIMOTHY Fund, will have the opportunity to enjoy a broader and more diverse range of investment options;

o TPL is an experienced investment advisory firm that has guided TIMOTHY from start-up to a complex with multiple funds and assets in excess of $300 million, so the shareholders of the NOAH Fund, as shareholders of the TIMOTHY Fund, will likely enjoy the benefits of continued professional fund management;

o Rittenhouse is an experienced investment advisory firm with extensive resources and a long history of consistent performance, so the shareholders of the NOAH Fund, as shareholders of the TIMOTHY Fund, will likely continue to enjoy high quality professional management of their assets;

o the Reorganization will be effected on a tax-free basis for federal income tax purposes, so the Reorganization will be tax-free to the shareholders of the NOAH Fund;

o the investment advisory fees to be charged to the TIMOTHY Fund by TPL will be lower than the fees charged by Polestar for similar services, and like Polestar, TPL pays Rittenhouse fees out of the fees it receives for investment management services, so the shareholders of the NOAH Fund, as shareholders of the TIMOTHY Fund, will realize lower management fees;

o The total annual operating expenses of the TIMOTHY Fund are significantly lower than those of the NOAH Fund, so the shareholders of the NOAH Fund, as shareholders of the TIMOTHY Fund, will enjoy the economies of scale that accrue from being part of larger fund;

o TPL has agreed that it will comply with the terms of Section 15(f) of the 1940 Act, so that there will be no "unfair burden" (as defined in the 1940
      Act) placed upon the TIMOTHY Fund or its shareholders;

o TIMOTHY has retained a management team experienced in the operation of mutual funds that will operate the business of the TIMOTHY Fund and have elected an experienced Board of Trustees, which offers the NOAH Fund shareholders a comparable level of expertise to that which they currently have;

o TPL, the TIMOTHY Fund and Polestar have each agreed to bear their respective costs associated with the Reorganization, including the legal expenses of the Independent Directors incurred in connection with the Reorganization, so that there will be no costs incurred in effecting this transaction that will be borne by the current NOAH Fund shareholders;

o the fees to be paid by the TIMOTHY Fund pursuant to the TIMOTHY 12b-1 Plan will not exceed the fees currently paid by the NOAH Fund under the NOAH 12b-1 Plan, thereby keeping those fees borne by the shareholders of the TIMOTHY Fund comparable to those incurred by the shareholders of the NOAH Fund;

o the service providers for the TIMOTHY Fund each enjoy a favorable reputation throughout the mutual fund industry for the services they will be providing the TIMOTHY Fund consistent with those currently enjoyed by the shareholders of the NOAH Fund, and in the case of services provided by the transfer agent, fund accounting agent and administrator, TIMOTHY and NOAH employ the same entity, so the shareholders of the NOAH Fund, as shareholders of the TIMOTHY Fund, will enjoy the same level of service as in the past;

o TIMOTHY is organized as a Delaware statutory trust, so the shareholders of the NOAH Fund, as shareholders of the TIMOTHY Fund, will likely obtain certain benefits from the flexibility afforded to investment companies under applicable Delaware law;

o the TIMOTHY Fund has substantially the same purchase, redemption and exchange features as the NOAH Fund, except that TIMOTHY offers the shareholders of the TIMOTHY Fund the opportunity to exchange, without incurring a sales charge, for Class A shares of a universe of eleven funds, an opportunity not currently available to the NOAH Fund's shareholders;

o TPL's process of sub-adviser selection, monitoring and management process were viewed as comparable to those employed by Polestar for the NOAH Funds; and the fees of the TIMOTHY Fund are comparable to those of mutual funds in the marketplace which have similar characteristics, and are lower than those of the NOAH Fund.

o The Board of Trustees of TIMOTHY appears to be fully committed to ensuring that the TIMOTHY Fund and all other series of TIMOTHY continue to invest in accordance with biblical principles.

IN REACHING ITS DECISION TO RECOMMEND APPROVAL OF THE REORGANIZATION PLAN, THE BOARD DID NOT IDENTIFY ANY SINGLE FACTOR AS BEING OF PARAMOUNT IMPORTANCE. ACCORDINGLY, AFTER CONSIDERATION OF THE ABOVE FACTORS, AND SUCH OTHER FACTORS AND INFORMATION IT CONSIDERED RELEVANT, THE BOARD VOTED UNANIMOUSLY TO RECOMMEND APPROVAL OF THE REORGANIZATION PLAN BY THE NOAH FUND'S SHAREHOLDERS.

                                 CAPITALIZATION

The following table sets forth, as of December 31, 2004, the capitalization of the NOAH Fund and the TIMOTHY Fund. The table also shows the projected capitalization of the TIMOTHY Fund as adjusted to give effect to the Reorganization. The capitalization of the TIMOTHY Fund and its classes is likely to be different when the Reorganization is completed.

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                                                                                  TIMOTHY FUND-PROJECTED
                                     NOAH FUND              TIMOTHY FUND           AFTER REORGANIZATION
                                    (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
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NET ASSETS
-----------------------------------------------------------------------------------------------------------
    Class A
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    Class B                                  NA
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    Class C                                  NA
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NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
    Class A
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    Class B                                  NA
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    Class C                                  NA
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SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
    Class A
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    Class B                                  NA
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    Class C                                  NA
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The NOAH Fund offers only Class A Shares, while the TIMOTHY Fund offers Class A and Class C shares, and has previously offered Class B shares.

                               VOTING INFORMATION

PROXY SOLICITATION.
-------------------
NOAH is soliciting proxies by U.S. mail and may also solicit them in person, by telephone, by facsimile, or by other electronic means. TPL is paying for the expense of the preparation, printing, and mailing of the enclosed proxy card(s), this Prospectus/Proxy Statement, and other expenses relating to the Meeting. Employees of Polestar and TPL may make additional solicitations to obtain the necessary representation at the Meeting, but will receive no additional compensation for doing so. NOAH will forward to record owners proxy materials for any beneficial owners that such record owners may represent.

SHAREHOLDER VOTING.
-------------------
Shareholders of record at the close of business on January 15, 2005 (the "Record Date") are entitled to notice of, and to vote at, the Meeting. Each share of common stock of the NOAH Fund is entitled to one vote, and a proportionate fractional vote for each fractional share held.

As of the Record Date, there were issued and outstanding ________________shares of the NOAH Fund, representing _______________ eligible votes:

QUORUM.
-------
A majority of all of the NOAH Fund's shares entitled to be cast at the Meeting constitutes a quorum. Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting.

Proxies that reflect abstentions or broker "non-votes" (that is, shares held by brokers or nominees as to which (a) such persons have not received instructions from the beneficial owner or other persons entitled to vote and/or (b) the brokers or nominees do not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum; however, they will have the effect of a vote against the proposals (see "Required Vote").

In the event that a quorum is not present at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy and entitled to vote at the Meeting. In the event that a quorum is present at the Meeting but sufficient votes to approve any proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or to obtain the vote required for approval of one or more proposals. Any such adjournment will require the affirmative vote of a majority of those shares represented at the

Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against any such adjournment. A shareholder vote may be taken prior to any adjournment of the Meeting on any proposal for which there are sufficient votes for approval, even though the Meeting is adjourned as to other proposals. Signed proxies that have been returned to NOAH without any indication of how the shareholder wished to vote will be voted FOR the proposal in favor of such an adjournment. Polestar and TPL will bear the cost of any adjourned session.

VOTING BY MAIL OR BY FAX.
-------------------------
In addition to voting in person at the Meeting, shareholders also may sign and mail the proxy card received with this Prospectus/Proxy Statement. Timely, properly executed proxies will be voted as instructed by shareholders. Shareholders may also vote by faxing their signed proxy card to NOAH at 610-232-1777. A shareholder may revoke his or her proxy at any time prior to its exercise by written notice addressed to the Secretary of NOAH prior to the Meeting at The NOAH Investment Group, Inc., c/o Citco Mutual Fund Services, Inc., 83 General Warren Blvd., Suite 200, Malvern, PA 19355; by submitting a properly-executed proxy bearing a later date, but prior to the Meeting; or by attending and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

REQUIRED VOTE.
--------------
Approval of the Reorganization Plan requires the vote of a majority of the outstanding voting securities of the NOAH Fund entitled to notice of and to vote at the Meeting. Accordingly, assuming the presence of a quorum, abstentions and non-votes have the effect of a negative vote on the Proposal.

SHAREHOLDER PROPOSALS.
----------------------
NOAH does not hold regular shareholders' meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders' meeting should send their written proposals to the Secretary of NOAH at the address given above.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY IS REQUESTED. YOU MAY ALSO VOTE BY FAX. PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO USE THESE METHODS OF VOTING.

HOUSEHOLDING.
-------------
As permitted by law, only one copy of this Prospectus/Proxy Statement is being delivered to shareholders residing at the same address, unless such shareholders have notified NOAH of their desire to receive multiple copies of the reports and proxy statements NOAH sends. If you would like to receive an additional copy, please contact NOAH by writing to NOAH's address, or by calling the telephone number shown on the front page of this Prospectus/Proxy Statement. NOAH will then promptly deliver, upon request, a separate copy of the Prospectus/Proxy Statement to any shareholder residing at an address to which only one copy was mailed. Shareholders wishing to receive separate copies of NOAH's reports and proxy statements in the future, and shareholders sharing an address that wish to receive a single copy if they are receiving multiple copies should also direct requests as indicated.

DISSENTER'S RIGHTS
------------------
NOAH Fund shareholders will not be entitled to any dissenter's rights because the proposed Reorganization involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenter's rights may be available, you have the right to redeem your shares at NAV until the closing date. Thereafter, you may redeem your TIMOTHY Fund shares or exchange them for other series offered by TIMOTHY, subject to the terms for redemption and/or exchange contained in the applicable series' prospectus(es).

OTHER MATTERS TO BE VOTED AT THE MEETING
----------------------------------------
The Directors do not know of any matters to be presented at the Meeting other than those set forth in this Prospectus/Proxy Statement. If other business should properly come before the Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

INFORMATION ABOUT THE TIMOTHY FUND
----------------------------------
Information about the TIMOTHY Fund is included in the TIMOTHY Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus. Additional information about the TIMOTHY Fund is included in its Statement of Additional Information dated May 1, 2004 and the Statement of Additional Information dated February 15, 2005 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-996-2862 or by writing to TIMOTHY at 1304 West Fairbanks Avenue, Winter Park, FL 32789.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the TIMOTHY Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the TIMOTHY Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

INFORMATION ABOUT THE NOAH FUND
-------------------------------
Information about the NOAH Fund is included in its current Prospectus dated March 1, 2004, as supplemented on April 2, 2004, Annual Report to Shareholders dated October 31, 2004, Statement of Additional Information dated March 1, 2004, and the Statement of Additional Information dated February 15, 2005 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-794-6624 or writing to NOAH at 975 Delchester Road, Newtown Square, PA 19355.

INFORMATION ABOUT EACH FUND
---------------------------
Each Fund files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Also, copies of these materials can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at http://www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

As of January 15, 2005 (the record date), the officers and directors of NOAH, as a group, owned ___________% of the outstanding voting shares of the NOAH Fund. As of the record date, the officers and trustees of TIMOTHY, as a group, owned less than 1% of the outstanding voting shares of the TIMOTHY Fund. The following persons were the only persons who were record owners or, to the knowledge of NOAH and TIMOTHY, respectively, beneficial owners of 5% or more of the shares of the NOAH Fund and TIMOTHY Fund, respectively.

NOAH FUND
-----------------------------------------------------------------------------------------------------------
                NAME AND ADDRESS OF SHAREHOLDER               NUMBER OF SHARES
                                                             OWNED OF RECORD OF      PERCENTAGE OF TOTAL
                                                                BENEFICIALLY       OUTSTANDING FUND SHARES
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TIMOTHY FUND
-----------------------------------------------------------------------------------------------------------
                NAME AND ADDRESS OF SHAREHOLDER               NUMBER OF SHARES
                                                             OWNED OF RECORD OF      PERCENTAGE OF TOTAL
                                                                BENEFICIALLY       OUTSTANDING FUND SHARES
-----------------------------------------------------------------------------------------------------------
Class A
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Class B
-----------------------------------------------------------------------------------------------------------

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Class C
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EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit 1- Agreement and Plan of Reorganization

                       OTHER DOCUMENTS INCLUDED WITH THIS
                           PROSPECTUS/PROXY STATEMENT

Prospectus of the TIMOTHY Fund, dated May 1, 2004, as amended August 6, 2004, as previously filed via EDGAR is incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 30, 2004 and will be included with the mailing to shareholders.

Semi-Annual Report to Shareholders of the TIMOTHY Fund for the period ended June 30, 2004 as previously filed via EDGAR is incorporated herein by reference to Form N-CSR filed August 30, 2004 and will be included with the mailing to shareholders.

Annual Report to Shareholders of the TIMOTHY Fund for the fiscal year ended December 31, 2003 as previously filed via EDGAR is incorporated herein by reference to Form N-CSR filed March 4, 2004 and will be included with the mailing to shareholders.


.................................................................................


                                    EXHIBIT 1

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), made as of this 20th day of December, 2004, by and between the TIMOTHY Plan ("TIMOTHY"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1304 West Fairbanks Avenue, Winter Park, FL 32789, on behalf of its series, the Timothy Plan Large/Mid-Cap Growth Fund (the "TIMOTHY Fund"), and the NOAH Investment Group. Inc. ("NOAH"), a corporation created under the laws of the State of Maryland, with its principal place of business at 975 Delchester Road, Newton Square, PA 19073, on behalf of its series, the NOAH Fund Equity Portfolio (the "NOAH Fund").

                             PLAN OF REORGANIZATION
                             ----------------------

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of:

      i. the acquisition by TIMOTHY on behalf of the TIMOTHY Fund of substantially all of the property, assets and goodwill of the NOAH Fund in exchange solely for full and fractional shares of beneficial interest, $0.0001 par value, of Class A shares of the TIMOTHY Fund;

      ii. the assumption by TIMOTHY on behalf of the TIMOTHY Fund of all of the normal and recognized liabilities of the NOAH Fund as of the Valuation Date (defined below);

      iii. the distribution of TIMOTHY Fund shares to the shareholders of the NOAH Fund, without the imposition of any sales charges or commissions, according to their respective interests in complete liquidation of the NOAH Fund; and

      iv. the dissolution of NOAH and the NOAH Fund as soon as practicable after the closing (as referenced in Section 2, hereof, hereinafter called the "Closing");

all upon and subject to the terms and conditions of this Agreement as hereinafter set forth.

                                    AGREEMENT
                                    ---------

      In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS AND LIABILITIES, LIQUIDATION AND DISSOLUTION OF THE NOAH FUND

1.1 Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of TIMOTHY herein contained, and in consideration of the delivery by TIMOTHY of the number of its shares of beneficial interest that are Class A Shares of the TIMOTHY Fund as hereinafter provided, NOAH, on behalf of the NOAH Fund, agrees that it will sell, convey, transfer and deliver to TIMOTHY, on behalf of the TIMOTHY Fund, at the Closing provided for in Section 2, the then existing assets of the NOAH Fund and the incidental liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise, if any ("Liabilities"), as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 2 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the NOAH Fund may have acquired in the ordinary course of business), and excluding those contingent liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, to pay such contingent liabilities as the Directors of NOAH shall reasonably deem to exist against the NOAH Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall have been established on the books of the NOAH Fund (hereinafter "Net Assets"). NOAH, on behalf of the NOAH Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. NOAH agrees to use its best efforts to identify all of the NOAH Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date. TIMOTHY shall not be obligated to accept any Liability of the NOAH Fund after the Valuation date unless such Liability is one that arose or would have arisen in the normal course of business of the NOAH Fund and relating to which an adequate reserve has been previously established by NOAH.

1.2 Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of NOAH on behalf of the NOAH Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, TIMOTHY agrees at the Closing to assume the Liabilities, on behalf of the TIMOTHY Fund, and to deliver to NOAH on behalf of the NOAH Fund the number of TIMOTHY Fund Class A Shares, determined by dividing the net asset value per share of the NOAH Fund's Shares as of the Close of Business on the Valuation Date by the net asset value per share of the TIMOTHY Fund's Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the NOAH Fund shares as of the Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

1.3 As soon as practicable following the Closing, NOAH shall dissolve the NOAH Fund and distribute pro rata to each of the NOAH Fund's shareholders of record as of the Close of Business on the Valuation Date, the Class a Shares of beneficial interest of the TIMOTHY Fund received by the NOAH Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the TIMOTHY Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the NOAH Fund as of the Close of Business on the Valuation Date. Fractional Class A Shares of beneficial interest of the

TIMOTHY Fund shall be carried to the third decimal place. No certificates representing Class a Shares of beneficial interest of the TIMOTHY Fund will be issued to shareholders of the NOAH Fund irrespective of whether such shareholders hold their shares of the NOAH Fund in certificated form.

1.4 The value of the NOAH Fund's Net Assets to be acquired by the TIMOTHY Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the NOAH Fund's then currently effective prospectus and statement of additional information.

1.5 The net asset value of a share of beneficial interest of the TIMOTHY Fund's Class A Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the TIMOTHY Fund's then currently effective prospectus and statement of additional information.

1.6 The net asset value of a share of common stock of the NOAH Fund's shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the NOAH Fund's then currently effective prospectus and statement of additional information.

2.    CLOSING AND VALUATION DATE

      The Valuation Date shall be March 16, 2005, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of TIMOTHY, 1304 West Fairbanks Avenue, Winter Park, FL 32789 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of TIMOTHY or NOAH, accurate appraisal of the value of the net assets of the NOAH Fund and/or the TIMOTHY Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the NOAH Fund and/or TIMOTHY Fund, as applicable, is practicable in the judgment of TIMOTHY and NOAH. NOAH shall have provided for delivery as of the Closing of those Net Assets of the NOAH Fund to be transferred to the TIMOTHY Fund's Custodian. Also, NOAH shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the NOAH Fund's Shares, and the number of full and fractional shares of common stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. TIMOTHY shall issue and deliver a certificate or certificates evidencing the Class A Shares of the TIMOTHY Fund to be delivered at the Closing to said transfer agent registered in such manner as NOAH may request, or provide evidence satisfactory to NOAH in such manner as NOAH may request that such Class A Shares of beneficial interest of the TIMOTHY Fund have been registered in an open account on the books of TIMOTHY.

3.    REPRESENTATIONS AND WARRANTIES BY NOAH

      NOAH represents and warrants to TIMOTHY that:

(a) NOAH is a corporation created under the laws of the State of Maryland on December 16, 1992, and is validly existing and in good standing under the laws of that State. NOAH, of which the NOAH Fund is a separate series, is duly registered under the Investment

      Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing, and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b) NOAH is authorized to issue 100,000,000 shares of common stock of the NOAH Fund, having a par value of $0.001. Each outstanding share of the NOAH Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

(c) The financial statements appearing in the NOAH Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004, audited by Sanville & Company, copies of which have been delivered to TIMOTHY, and the unaudited financial statements for NOAH for the month ended on the Closing, 2005, copies of which will have been furnished to TIMOTHY, fairly present the financial position of NOAH as of the dates indicated, and the results of its operations for the periods indicated, in conformity with accounting principles generally accepted in the United States for investment companies, applied on a consistent basis (with the exception of the omission of footnotes) .

(d) The books and records of NOAH made available to TIMOTHY and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the NOAH Fund.

(e) The statement of assets and liabilities to be furnished by NOAH as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the TIMOTHY Fund to be issued pursuant to Sections 1and 2 hereof will accurately reflect the Net Assets of the NOAH Fund and all outstanding shares of common stock, as of such date, in conformity with accounting principles generally accepted in the United States for investment companies, applied on a consistent basis.

(f) At the Closing, NOAH will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto. With respect to privately placed or otherwise restricted securities that it may have acquired, NOAH shall provide to TIMOTHY a list of all privately placed or otherwise restricted securities that it holds on behalf of the NOAH Fund as of the execution date of this Agreement. TIMOTHY shall review the list and shall inform NOAH of any securities that the TIMOTHY Fund is not permitted to hold, either because of prospectus restrictions or because such securities appear on Timothy's screen list. All such identified securities shall be liquidated by NOAH prior to the Valuation Date.

(g) NOAH has the necessary power and authority to conduct its business and the business of the NOAH Fund as such business is now being conducted.

(h) NOAH is not limited, prohibited or restricted from executing or performing its obligations as set forth in this Agreement under any provision of its Articles of Incorporation, any amendments or supplements thereto, its By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

(i) NOAH has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the NOAH Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

(j) Neither NOAH nor the NOAH Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

(k) NOAH does not have any unamortized or unpaid organizational fees or expenses.

(l) NOAH has elected to treat the NOAH Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the NOAH Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan of Reorganization will not cause it to fail to be qualified as a RIC as of the Closing.

4.    REPRESENTATIONS AND WARRANTIES BY TIMOTHY

      TIMOTHY represents and warrants to NOAH that:

(a) TIMOTHY is a statutory trust created under the laws of the State of Delaware on December 14, 1993 and is validly existing and in good standing under the laws of that State. TIMOTHY, of which the TIMOTHY Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing, and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b) TIMOTHY is authorized to issue an unlimited number of shares of beneficial interest, $0.0001 par value, of the TIMOTHY Fund. Each outstanding share of the TIMOTHY Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the TIMOTHY Fund to be issued pursuant to Sections 1 and 2 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

(c) At the Closing, shares of beneficial interest of the TIMOTHY Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those States of the United States and jurisdictions in which the shares of the NOAH Fund are presently eligible for offering to the public, and there are shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d) The statement of assets and liabilities of the TIMOTHY Fund to be furnished by TIMOTHY as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the TIMOTHY Fund to be issued pursuant to Sections 1and 2 hereof will accurately reflect the net assets of said TIMOTHY Fund and outstanding shares of beneficial interest, as of such date, in conformity with accounting principles generally accepted in the United States for investment companies, applied on a consistent basis.

(e) At the Closing, TIMOTHY will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f) TIMOTHY has the necessary power and authority to conduct its business and the business of the TIMOTHY Fund as such businesses are now being conducted.

(g) TIMOTHY is not limited, prohibited or restricted from executing or performing its obligations as set forth in this Agreement under any provision of its Declaration of Trust, any amendments or supplements thereto, its By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

(h) TIMOTHY has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject only to the effects of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(i) Neither TIMOTHY nor the TIMOTHY Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(j) The books and records of the TIMOTHY Fund made available to NOAH and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of said Fund.

(k) TIMOTHY has elected to treat the TIMOTHY Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the TIMOTHY Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

5.    REPRESENTATIONS AND WARRANTIES BY NOAH AND TIMOTHY

      NOAH and TIMOTHY each represents and warrants to the other that:

(a) There are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c) It has duly and timely filed, on behalf of the NOAH Fund or the TIMOTHY Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by the NOAH Fund or TIMOTHY Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the NOAH Fund or TIMOTHY Fund. On behalf of the NOAH Fund or TIMOTHY Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the NOAH Fund or the TIMOTHY Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by accounting principles generally accepted for investment companies in the United States, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the NOAH Fund or the TIMOTHY Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the NOAH Fund or TIMOTHY Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the NOAH Fund or TIMOTHY Fund, as appropriate.

(d) All information provided to NOAH by TIMOTHY, and by TIMOTHY to NOAH, for inclusion in, or transmittal with, the Proxy Statement/Prospectus with respect to this Agreement pursuant to which approval of the NOAH Fund's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e) Except in the case of NOAH with respect to the approval of the NOAH Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws of Maryland or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

6.    COVENANTS OF NOAH

      NOAH represents and warrants to TIMOTHY that:

(a) it will operate the business of the NOAH Fund as currently conducted between the date hereof and the Closing and, upon approval of the NOAH Fund's shareholders of this Agreement, that management of NOAH will consult with TIMOTHY, and direct any sub-adviser to the NOAH Fund to consult with Timothy, prior to acquiring any additional portfolio securities on behalf of the NOAH Fund to assure that any such securities may properly be held by the TIMOTHY Fund after the Closing.

(b) the NOAH Fund will not acquire the shares of beneficial interest of the TIMOTHY Fund for the purpose of making distributions thereof other than to the NOAH Fund's shareholders.

(c) by the Closing, all of the NOAH Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)   it will at the Closing provide TIMOTHY with:

      1. a statement of the respective tax basis of all investments to be transferred by the NOAH Fund to the TIMOTHY Fund.

      2. a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of common stock of the NOAH Fund held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the NOAH Fund with respect to each shareholder, for all of the shareholders of record of the NOAH Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the TIMOTHY Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(e) NOAH shall hold an Annual or Special Meeting of the NOAH Fund's shareholders to consider and vote upon this Agreement (the "Special Meeting") and shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. NOAH agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with the requirements as to notice thereof, a Proxy Statement that complies in all material respects with the applicable provisions of
      Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f) NOAH shall supply to TIMOTHY at the Closing, the statement of the assets and liabilities described in Section 3(e) of this Agreement in conformity with the requirements described in such Section.

7.    COVENANTS OF TIMOTHY

      TIMOTHY represents and warrants to NOAH that:

(a) the shares of beneficial interest of the TIMOTHY Fund to be issued and delivered to the NOAH Fund pursuant to the terms of Sections 1 and 2 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the TIMOTHY Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b) it will continue to operate the business of the TIMOTHY Fund as presently conducted between the date hereof and the Closing.

(c) by the Closing, all of TIMOTHY's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d) it shall supply to NOAH, at the Closing, the statement of assets and liabilities described in Section 4(d) of this Agreement in conformity with the requirements described in such Section.

8.    CONDITIONS PRECEDENT TO BE FULFILLED BY NOAH AND TIMOTHY

      The obligations of NOAH and TIMOTHY to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

(a) That (1) all the representations and warranties of each party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) each party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) each party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by each party's Board of Directors or Trustees, as applicable, certified by the Secretary or equivalent officer.

(c) That NOAH shall have delivered to TIMOTHY a copy of the letter from its Board of Directors terminating the sub-advisory agreement with Geewax Terker & Co. on behalf of the NOAH Fund, such termination to be effective on the date of Closing and written notice of which shall have been given not less than sixty (60) days prior to the date of Closing.

(c) That the Securities and Exchange Commission (the "Commission") shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under
      Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate actions of the shareholders of the NOAH Fund at an annual or special meeting or any adjournment thereof.

(e) That NOAH shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to the shareholders of the NOAH Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

(f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state blue sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the NOAH Fund.

(g) That prior to or at the Closing, TIMOTHY, on behalf of the TIMOTHY Fund, shall receive an opinion from David Jones & Assoc., P.C. (the "Jones Law Firm") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by TIMOTHY and the TIMOTHY certificates delivered to the Jones Law Firm:

      1. The acquisition by TIMOTHY of substantially all of the assets and the assumption of the liabilities of the NOAH Fund in exchange solely for the TIMOTHY Fund Class A Shares to be issued pursuant to Sections 1 and 2 hereof, followed by the distribution by the NOAH Fund to its shareholders of the TIMOTHY Fund Class A Shares in complete liquidation of the NOAH Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the TIMOTHY Fund and the NOAH Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

      2. No gain or loss will be recognized by the NOAH Fund upon the transfer of substantially all of its assets to, and the assumption of the liabilities by the TIMOTHY Fund in exchange solely for the voting shares of the TIMOTHY Fund (to be issued in accordance with Sections 1 and 2 hereof) under Section 361(a) and Section 357(a) of the Code;

      3. No gain or loss will be recognized by the TIMOTHY Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the NOAH Fund in exchange solely for the voting shares of the TIMOTHY Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

      4. No gain or loss will be recognized by the NOAH Fund upon the distribution of the TIMOTHY Fund shares to the NOAH Fund shareholders in accordance with Sections 1 and 2 hereof in liquidation of the NOAH Fund under Section 361(c)(1) of the Code.

      5. The basis of the assets of the NOAH Fund received by the TIMOTHY Fund will be the same as the basis of such assets to the NOAH Fund immediately prior to the exchange under Section 362(b) of the Code;

      6. The holding period of the assets of the NOAH Fund received by the TIMOTHY Fund will include the period during which such assets were held by the NOAH Fund under Section 1223(2) of the Code;

      7. No gain or loss will be recognized by the shareholders of the NOAH Fund upon the exchange of their shares in the NOAH Fund for the voting shares (including fractional shares to which they may be entitled) of the TIMOTHY Fund (to be issued in accordance with Sections 1 and 2 hereof) under Section 354(a) of the Code;

      8. The basis of the TIMOTHY Fund shares received by the NOAH Fund shareholders in accordance with Sections 1 and 2 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the NOAH Fund exchanged therefor under
            Section 358(a)(1) of the Code;

      9. The holding period of the TIMOTHY Fund's shares received by the NOAH Fund's shareholders in accordance with Sections 1 and 2 hereof (including fractional shares to which they may be entitled) will include the holding period of the NOAH Fund's shares surrendered in exchange therefor, provided that the NOAH Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

      10. The TIMOTHY Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the NOAH Fund described in Section 381(c) of the Code.

(h) That TIMOTHY shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, Ronon, Stevens & Young, LLP (SRS&Y"), counsel to NOAH, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

      1. NOAH was created as a corporation under the laws of the State of Maryland on December 16, 1992 and is validly existing and in good standing under the laws of the State of Maryland;

      2. NOAH is authorized to issue 100,000,000 shares of common stock, having a par value of $0.001, of the the NOAH Fund. Assuming that the initial shares of common stock of the NOAH Fund were issued in accordance with the 1940 Act, the Articles of Incorporation, all amendments and supplements thereto, and By-

            Laws of NOAH, and that all other such outstanding shares of the NOAH Fund were sold, issued and paid for in accordance with the terms of the NOAH Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

      3. NOAH is an open-end, investment management company of the series type registered as such under the 1940 Act;

      4. Except as disclosed in the NOAH Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against NOAH, the unfavorable outcome of which would materially and adversely affect NOAH or the NOAH Fund;

      5. To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by NOAH of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Maryland laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

      6. Neither the execution, delivery nor performance of this Agreement by NOAH violates any provision of its Articles of Incorporation, any amendments or supplements thereto, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which NOAH is a party or by which NOAH is otherwise bound; and

      7. This Agreement has been validly authorized, executed and delivered by NOAH and represents the legal, valid and binding obligation of NOAH and is enforceable against NOAH in accordance with its terms.

      In giving the opinions set forth above, the Jones Law Firm and/or SRS&Y, as the case may be, may state that it is relying on certificates of the officers of NOAH with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of NOAH.

(i) That NOAH shall have received an opinion in form and substance reasonably satisfactory to it from the Jones Law Firm, counsel to TIMOTHY, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

      1. TIMOTHY was created as a statutory trust under the laws of the State of Delaware on December 14, 1993, and is validly existing and in good standing under the laws of the State of Delaware;

      2. TIMOTHY is authorized to issue an unlimited number of shares of beneficial interest, $0.0001 par value, of the TIMOTHY Fund. Assuming that the initial shares of beneficial interest of the TIMOTHY Fund were issued in accordance with the 1940 Act and TIMOTHY's Agreement and Declaration of Trust and By-

            Laws, and that all other such outstanding shares of the TIMOTHY Fund were sold, issued and paid for in accordance with the terms of the TIMOTHY Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

      3. TIMOTHY is an open-end management investment company of the series type registered as such under the 1940 Act;

      4. Except as disclosed in the TIMOTHY Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against TIMOTHY, the unfavorable outcome of which would materially and adversely affect TIMOTHY or the TIMOTHY Fund;

      5. The shares of beneficial interest of the TIMOTHY Fund to be issued pursuant to the terms of Sections 1 and 2 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by TIMOTHY or the TIMOTHY Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

      6. To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by TIMOTHY of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

      7. Neither the execution, delivery nor performance of this Agreement by TIMOTHY violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which TIMOTHY is a party or by which TIMOTHY is otherwise bound; and

      8. This Agreement has been validly authorized, executed and delivered by TIMOTHY and represents the legal, valid and binding obligation of TIMOTHY and is enforceable against TIMOTHY in accordance with its terms.

      In giving the opinions set forth above, the Jones Law Firm may state that it is relying on certificates of the officers of TIMOTHY with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of TIMOTHY.

(j) That TIMOTHY's Registration Statement with respect to the shares of beneficial interest of the TIMOTHY Fund to be delivered to the NOAH Fund's shareholders in accordance with Section 1 hereof shall be effective as of the Closing, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k) That the shares of beneficial interest of the TIMOTHY Fund to be delivered in accordance with Sections 1 and 2 hereof shall be eligible for sale by TIMOTHY with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each NOAH Fund shareholder.

(k) That at the Closing, NOAH, on behalf of the NOAH Fund, transfers to the TIMOTHY Fund aggregate Net Assets of the NOAH Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the NOAH Fund at the Close of Business on the Valuation Date.

9.    FEES AND EXPENSES; OTHER AGREEMENTS

(a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by TPL, investment manager of the TIMOTHY Fund, except for those expenses contemplated in
      Section 8(h), which expenses shall be borne by Polestar, and such other legal expenses of NOAH as may be incurred by the Independent Directors and/or the Board of NOAH in furtherance of this Agreement and the transactions contemplated thereby, all of which shall be borne by Polestar.

(b) Any other provision of this Agreement to the contrary notwithstanding, any liability of NOAH under this Agreement with respect to any series of NOAH, or in connection with the transactions contemplated herein with respect to any series of NOAH, shall be discharged only out of the assets of that series of NOAH, and no other series of the NOAH shall be liable with respect thereto.

(c) Any other provision of this Agreement to the contrary notwithstanding, any liability of TIMOTHY under this Agreement with respect to any series of TIMOTHY, or in connection with the transactions contemplated herein with respect to any series of TIMOTHY, shall be discharged only out of the assets of that series of TIMOTHY, and no other series of TIMOTHY shall be liable with respect thereto.

10.   TERMINATION; WAIVER; ORDER

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the NOAH Fund) prior to the Closing as follows:

      1.    by mutual consent of NOAH and TIMOTHY;

      2. by TIMOTHY if NOAH shall have materially breached any condition or obligation set forth in this Agreement, unless waived by TIMOTHY;

      3. by NOAH if TIMOTHY shall have materially breached any condition or obligation set forth in this Agreement, unless waived by NOAH; or

      4. by either party in the event that the non-terminating party becomes subject to an event or condition that results or may result in a materially adverse change in its condition or in the condition of its respective series.

(b) If the transactions contemplated by this Agreement have not been consummated by March 15, 2005, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both NOAH and TIMOTHY.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either NOAH or TIMOTHY or persons who are their Directors, officers, agents or shareholders in respect of this Agreement, except that if NOAH and TIMOTHY terminate this Agreement in reliance upon Section 10(a)(1) above, Polestar shall be liable to TPL for all expenses relating to this Agreement incurred by TPL through the date of termination, unless waived by TPL.

(d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either NOAH or TIMOTHY, respectively (whichever is entitled to the benefit thereof).

(e) The respective representations, warranties and covenants contained in Sections 3-7 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization, and neither NOAH nor TIMOTHY, nor any of their officers, Directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, Director, agent or shareholder of NOAH or TIMOTHY against any liability to the entity for which that officer, Director, agent or shareholder so acts or to its shareholders to which that officer, Director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of NOAH or the Board of Trustees of TIMOTHY to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the NOAH Fund, unless such further vote is required by applicable law or by mutual consent of the parties. If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by NOAH or TIMOTHY to be unacceptable, then this Agreement shall immediately terminate.

11.   LIABILITY OF TIMOTHY AND NOAH

(a) Each party acknowledges and agrees that all obligations of TIMOTHY under this Agreement are binding only with respect to the TIMOTHY Fund; that any liability of TIMOTHY under this Agreement with respect to the TIMOTHY Fund, or in connection with the transactions contemplated herein with respect to the TIMOTHY Fund, shall be discharged only out of the assets of the TIMOTHY Fund; that no other series of TIMOTHY shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither NOAH nor the NOAH Fund shall seek satisfaction of any such obligation or liability from the shareholders of TIMOTHY, the Trustees, officers, employees or agents of TIMOTHY, or any of them.

(b) Each party acknowledges and agrees that all obligations of NOAH under this Agreement are binding only with respect to the NOAH Fund; that any liability of NOAH under this Agreement with respect to the NOAH Fund, or in connection with the transactions contemplated herein with respect to the NOAH Fund shall be discharged only out of the assets of the NOAH Fund; that no other series of NOAH shall be liable with respect to this

      Agreement or in connection with the transactions contemplated herein; and that neither TIMOTHY nor the TIMOTHY Fund shall seek satisfaction of any such obligation or liability from the shareholders of NOAH, the Directors, officers, employees or agents of NOAH, or any of them.

12.   COOPERATION AND EXCHANGE OF INFORMATION

      TIMOTHY and NOAH will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended returns or claims for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the NOAH Fund and the TIMOTHY Fund for its taxable period first ending after the Closing and for all prior taxable periods.

13.   ENTIRE AGREEMENT AND AMENDMENTS

      This Agreement embodies the entire agreement between the parties, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

14.   COUNTERPARTS

      This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.   NOTICES

      Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

      TO NOAH:
      The Noah Investment Group, Inc.
      975 Delchester Road
      Newton Square, PA  19073
      Attn:  William L. Van Alen, Jr.

      TO TIMOTHY:
      The TIMOTHY Plan
      1304 West Fairbanks Avenue
      Winter Park, FL  32789
      Attn:  Arthur D. Ally

16.   GOVERNING LAW

      This Agreement shall be governed by and construed and enforced in accordance with the laws of the state of Delaware, except that any conflict of law rule of Delaware that may require reference to the laws of some other jurisdiction shall be disregarded, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act or the rules, orders, or regulations of such governmental agencies having authority with respect to such Acts.

17.   EFFECT OF FACSIMILE SIGNATURE

      A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

      IN WITNESS WHEREOF, NOAH and TIMOTHY have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.


THE NOAH INVESTMENT GROUP, INC., ON BEHALF OF
THE NOAH FUND EQUITY PORTFOLIO


--------------------------------------
By:      William L. Van Alen, Jr
Title:   President & Chairman of the Board


THE TIMOTHY PLAN, ON BEHALF OF
THE TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND


--------------------------------------
By:      Arthur D. Ally
Title:   President & Chairman of the Board

                           NOAH INVESTMENT GROUP, INC.
                      C/O CITCO MUTUAL FUND SERVICES, INC.
                       83 GENERAL WARREN BLVD., SUITE 200
                                MALVERN, PA 19355

                PROXY FOR THE SPECIAL MEETING OF THE SHAREHOLDERS
                                     OF THE
                           NOAH FUND EQUITY PORTFOLIO

                                 MARCH 15, 2005

                                      PROXY

The undersigned hereby revokes all previous proxies for his/her shares and appoints William L. Van Alen, Jr., Edmond R. Cocci and Theresa McNamee as attorney and proxy with full power of substitution to vote and act with respect to all shares of the NOAH Fund Equity Portfolio (the "Fund"), a series of NOAH Investment Group, Inc. ("NOAH"), held of record by the undersigned at the Special Meeting of Shareholders of the Fund to be held at the offices of NOAH's administrator, Citco Mutual Fund Services, Inc., 83 General Warren Blvd., Suite 200, Malvern, PA 19355 on March 15, 2005, at 10:00 a.m. Eastern Time, as adjourned from time to time ("Meeting"), and instructs each of them to vote as indicated on the matters referred to in the Prospectus/Proxy Statement for the Meeting, with discretionary power to vote upon such other business as may properly come before the Meeting.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF NOAH. THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR EACH OF THE FOLLOWING PROPOSALS:

VOTE ON PROPOSAL:

PROPOSALS:

1. Approve the proposed Plan of Reorganization and the transactions contemplated thereby with respect to the Fund.

         FOR |__|              AGAINST |__|              ABSTAIN |__|


THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE FOR THE PROPOSAL, THIS PROXY WILL BE VOTED FOR THAT PROPOSAL.

Receipt of the Notice of Special Meeting and Prospectus/Proxy Statement is hereby acknowledged.

Date:__________________, 2005

Please date and sign exactly as the name or names appear on your shareholder account statement. When signing as attorney, Director, executor, administrator, custodian, guardian or corporate officer, please give full title. If shares are held jointly, each shareholder should sign.


---------------------------             ------------------------------
Signature                               Signature (if held jointly)

---------------------------             ------------------------------
Title (If applicable)                   Title (If applicable)


PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 15, 2005

                        ACQUISITION OF THE ASSETS OF THE
                           NOAH FUND EQUITY PORTFOLIO
                   A SERIES OF THE NOAH INVESTMENT GROUP, INC.

                      BY AND IN EXCHANGE FOR SHARES OF THE
                     TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
                          A SERIES OF THE TIMOTHY PLAN
                                  (REGISTRANT)

This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the NOAH Fund Equity Portfolio (the "NOAH Fund") in exchange for shares of the Timothy Plan Large/Mid-Cap Growth Fund (the "TIMOTHY Fund") and the assumption by the TIMOTHY Fund of the liabilities of the NOAH Fund.

This SAI consists of this Cover Page and the following documents, each of which is attached to and considered to be a part of this SAI:

1.    Statement of Additional Information of the TIMOTHY Fund dated May 1, 2004.

2.    Annual Report of the NOAH Fund for the fiscal year ended October 31, 2004.

3.    Annual Report of the TIMOTHY Fund for the period ended December 31, 2003.

4.    Semi-Annual Report of the TIMOTHY Fund for the period ended June 30, 2004.

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated February 15, 2005, relating to the above-referenced transaction. You can request a copy of the Proxy
Statement/Prospectus by calling 1-800-794-6624 or writing to NOAH at 975 Delchester Road, Newtown Square, PA 19355.

Statement of Additional Information of the TIMOTHY Fund dated May 1, 2004, as amended August 6, 2004, as previously filed via EDGAR is incorporated herein by reference to Post-Effective Amendment No. 20 filed April 30, 2004 and will be mailed to any Shareholder who requests this SAI.

                              FINANCIAL STATEMENTS

Annual Report of the NOAH Fund for the fiscal year ended October 31, 2004 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any Shareholder who requests this SAI.

Annual Report of the TIMOTHY Fund for the period ended December 31, 2003 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any Shareholder who requests this SAI.

Semi-Annual Report of the TIMOTHY Fund for the period ended June 30, 2004 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any Shareholder who requests this SAI.

Pro forma financial statements are not included for Registrant because the net asset value of the NOAH Fund did not exceed ten percent of the net asset value of Registrant as of January 11, 2005, which is within 30 days prior to the filing of the registration statement related to the reorganization, no pro forma financial statements are included as part of this SAI.

.................................................................................

                                     PART C

                                OTHER INFORMATION
                             DATED FEBRUARY 15, 2005

                        ACQUISITION OF THE ASSETS OF THE
                           NOAH FUND EQUITY PORTFOLIO
                   A SERIES OF THE NOAH INVESTMENT GROUP, INC.

                      BY AND IN EXCHANGE FOR SHARES OF THE
                     TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
                          A SERIES OF THE TIMOTHY PLAN
                                  (REGISTRANT)

ITEM 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer's or Trustee's office with the Trust. Further no indemnification shall be made:

(a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b)   A written opinion by an independent legal counsel; or

(c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.


The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

ITEM 16. EXHIBITS

(1) Agreement and Declaration of Trust of Registrant was previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and is incorporated by reference herein.

(2) By-Laws of Registrant was previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and is incorporated by reference herein.

(3)   Not Applicable

(4) Agreement and Plan of Reorganization, dated December 20, 2004, by and between Registrant, on behalf of the Timothy Plan Large/Mid-Cap Growth Fund and The NOAH Investment Group, Inc., on behalf of the NOAH FUND Equity Portfolio, is included as Exhibit 1 to Part A of this Registration Statement and is incorporated by reference herein.

(5) Reference is made to the Agreement and Declaration of Trust of Registrant, previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and incorporated by reference herein.

(6)   Investment Advisory Agreements Relating to Transaction.

      (a) Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is incorporated by reference herein.

      (b) Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 8, is incorporated by reference herein.

      (c) Registrant's Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is incorporated by reference herein .

      (d) Registrant's Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is incorporated by reference herein.

      (e) Registrant's Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is incorporated by reference herein.

      (f) Registrant's Sub-Advisory Agreement dated October 1, 2000 with Timothy Partners, Ltd. and Rittenhouse Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on August 17, 2001, is incorporated by reference herein.

(7) Registrant's Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd. was previously filed as an Exhibit to Registrant's Post-Effective No. 6 and is incorporated by reference herein.

(8)   Not Applicable

(9) Registrant's Custodian Agreement was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 and is incorporated by reference herein.

(10) Registrant's Plan of Distribution for Class A Shares was was previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 and is incorporated by reference herein. Registrant's Multiple Class Plan pursuant to Rule 18f-3 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 and is incorporated by reference herein.

(11) Opinion and Consent of David Jones & Assoc., P.C. as to the legality of securities being registered was previously filed as an Exhibit to Registrant's post-Effective Amendment # 20 and is incorporated by reference herein.

(12)  Opinions and Consents of Counsel Relating to Tax Matters

      (a) Opinion and Consent of David Jones & Assoc., P.C.-to be filed by amendment (b) Opinion and Consent of Stradley Ronon Stevens & Young, LLP -to be filed by amendment

(13)  Not Applicable

(14)  Other Opinions and Consents

      (a)   Consent of Sanville & Co.-to be filed by amendment

      (b)   Consent of Tait, Weller & Baker-to be filed by amendment

(15)  Not Applicable

(16) Powers of Attorney were filed as an Exhibit to Registrant's Post-Effective Amendment No. 20 on March 5, 2004 and are incorporated by reference herein.

(17)  Not Applicable

ITEM 17. UNDERTAKINGS

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by the persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment will be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the city of Winter Park and the State of Florida on January __, 2005.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
    ----------------------------
ARTHUR D. ALLY
Chairman, President and Treasurer

 As required by the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                       Date
---------                           -----                       ----


/s/  Arthur D. Ally                 Chairman, President &       January 18, 2005
------------------------------      Treasurer-Trustee
ARTHUR D. ALLY


/s/  Joseph E. Boatwright*          Trustee, Secretary          January 18, 2005
------------------------------
JOSEPH E. BOATWRIGHT


/s/  Matthew D. Staver*             Trustee                     January 18, 2005
------------------------------
MATHEW D. STAVER


/s/  Jock M. Sneddon*               Trustee                     January 18, 2005
------------------------------
JOCK M. SNEDDON


/s/  Wesley W. Pennington*          Trustee                     January 18, 2005
------------------------------
WESLEY W. PENNINGTON


/s/  Charles E. Nelson*             Trustee                     January 18, 2005
------------------------------
CHARLES E. NELSON


/s/  Scott Preissler, Ph.D.*        Trustee                     January 18, 2005
------------------------------
SCOTT PREISSLER, Ph.D.


/s/  Alan M. Ross*                  Trustee                     January 18, 2005
------------------------------
Alan M. Ross


/s/  Robert Scraper*                Trustee                     January 18, 2005
------------------------------
ROBERT SCRAPER

*  By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney